UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE EMERGING MARKETS LOCAL BOND FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes : 4.82%

United States : 4.82%

Inter-American Development Bank (Financials, Commercial Banks)	7.65%	02/26/2013	$16,580,000	$1,272,269

Total Corporate Bonds and Notes (Cost $1,231,655)				1,272,269

Foreign Corporate Bonds and Notes @: 13.78%

Germany : 2.31%

Landwirtsch Rentenbank (Financials, Commercial Banks, BRL)	8.75	12/14/2012	1,250,000	612,007

Luxembourg : 6.57%

European Bank for Reconstruction & Development (Financials, Commercial Banks, BRL)	9.25	09/10/2012	1,290,000	630,143
European Investment Bank (Financials, Commercial Banks, ZAR)	8.50	11/04/2014	4,000,000	514,286
European Investment Bank (Financials, Commercial Banks, ZAR)	9.00	12/21/2018	4,340,000	589,821

				1,734,250

Netherlands : 0.46%

New World Resources NV (Materials, Metals & Mining, EUR)	7.38	05/15/2015	100,000	121,194

Norway : 3.97%

Kommunalbanken AS (Financials, Diversified Financial Services, BRL)	8.00	09/14/2012	2,150,000	1,048,629

South Africa : 0.47%

Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	03/01/2018	100,000	124,270

Total Foreign Corporate Bonds and Notes (Cost $3,566,584)				3,640,350

Foreign Government Bonds @: 53.11%
Brazil (BRL)	8.50	01/05/2024	1,700,000	944,698
Brazil (BRL)	12.50	01/05/2016	1,850,000	1,108,176
Chile (CLP)	5.50	08/05/2020	238,000,000	538,859
Colombia (COP)	7.75	04/14/2021	1,750,000,000	1,228,545
Hungary (HUF)	6.75	11/24/2017	280,000,000	1,185,391
Malaysia (MYR)	4.26	09/15/2016	3,700,000	1,234,096
Mexico (MXN)	7.25	12/15/2016	9,100,000	748,128
Mexico (MXN)	8.50	11/18/2038	14,900,000	1,414,298
Peru (PEN)	7.84	08/12/2020	2,600,000	1,196,337
Poland (PLN)	4.75	10/25/2016	1,600,000	485,194
Poland (PLN)	5.25	10/25/2020	4,900,000	1,516,267
Russia (RUB)	7.85	03/10/2018	35,000,000	1,160,584
South Africa (ZAR)	8.25	09/15/2017	9,500,000	1,262,412

Total Foreign Government Bonds (Cost $13,201,892)				14,022,985

Yankee Corporate Bonds and Notes : 3.54%

Brazil : 0.43%

BFF International Limited Company (Consumer Staples, Food Products)	7.25	01/28/2020	100,000	114,500

Cayman Islands : 0.64%

Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)	5.75	01/20/2020	150,000	169,622

Luxembourg : 0.63%

TNK BP Finance SA (Energy, Oil, Gas & Consumable Fuels)	6.63	03/20/2017	150,000	166,125

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS LOCAL BOND FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Netherlands : 0.66%

Lukoil International Finance Company BV (Energy, Oil, Gas & Consumable Fuels)		7.25%	11/05/2019	$150,000	$174,000

South Africa : 0.44%

Sable International Finance Limited (Financials, Consumer Finance)		7.75	02/15/2017	110,000	114,950

Virgin Islands (British) : 0.74%

Gold Fields Orogen Holding Company (Materials, Metals & Mining)		4.88	10/07/2020	200,000	195,196

Total Yankee Corporate Bonds and Notes (Cost $915,532)					934,393

		Yield		Shares
Short-Term Investments : 6.58%

Investment Companies : 6.58%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		1,737,907	1,737,907

Total Short-Term Investments (Cost $1,737,907)					1,737,907

Total Investments in Securities (Cost $20,653,570)*	81.83%				21,607,904

Other Assets and Liabilities, Net	18.17				4,797,437

Total Net Assets	100.00%				$26,405,341

@	Foreign bond principal is denominated in local currency.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $20,653,570 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$954,615
Gross unrealized depreciation	(281)

Net unrealized appreciation	$954,334

2

WELLS FARGO ADVANTAGE EMERGING MARKETS LOCAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$1,272,269	$0	$1,272,269
Foreign corporate bonds	0	3,640,350	0	3,640,350
Foreign government bonds	0	14,022,985	0	14,022,985
Yankee corporate bonds and notes	0	934,393	0	934,393
Short-term investments
Investment companies	1,737,907	0	0	1,737,907

	$1,737,907	$19,869,997	$0	$21,607,904

As of July 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(22,910)	$0	$(22,910)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the period from June 1, 2012 to July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the period from June 1, 2012 to July 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At July 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at July 31, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
08/08/2012	State Street Bank	4,000,000	MYR	$1,277,592	$1,255,690	$21,902
10/02/2012	State Street Bank	48,000,000	THB	1,518,776	1,497,894	20,882
10/09/2012	State Street Bank	4,000,000	MYR	1,272,204	1,280,697	(8,493)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at July 31, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
08/08/2012	State Street Bank	4,000,000	MYR	$1,277,592	$1,284,790	$7,198
08/29/2012	State Street Bank	10,350,000	ZAR	1,246,022	1,211,617	(34,405)
08/29/2012	State Street Bank	9,620,000	ZAR	1,158,138	1,130,314	(27,824)
10/18/2012	State Street Bank	197,000	EUR	242,622	240,452	(2,170)

The Fund had average contract amounts of $432,458 and $400,766 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the period from June 1, 2012 to July 31, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes : 0.41%

United States : 0.41%

Anheuser-Busch In Bev Worldwide Incorporated (Consumer Staples, Beverages, USD)	2.50	07/15/2022	$1,000,000	$1,020,735
Anheuser-Busch In Bev Worldwide Incorporated (Consumer Staples, Beverages, USD)	6.88	11/15/2019	4,525,000	5,921,352

Total Corporate Bonds and Notes (Cost $5,507,178)				6,942,087

Foreign Corporate Bonds and Notes : 22.97%

Australia : 1.34%

General Electric Capital Australia Funding (Financials, Diversified Financial Services, AUD)	6.00	03/15/2019	1,405,000	1,538,506
International Bank for Reconstruction & Development (Financials, Commercial Banks, AUD)	5.75	10/01/2020	4,000,000	4,723,675
New South Wales Treasury Corporation (Financials, Diversified Financial Services, AUD)	3.44	11/20/2025	5,000,000	6,759,444
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	03/23/2020	7,000,000	9,943,786

				22,965,411

Cayman Islands : 0.02%

Voto-Votorantim Limited (Financials, Diversified Financial Services, EUR)	5.25	04/28/2017	300,000	395,958

France : 1.05%

Casino Guichard Perrach (Consumer Staples, Food & Staples Retailing, EUR)	4.38	02/08/2017	7,650,000	10,283,314
Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.38	01/16/2017	5,650,000	7,748,792

				18,032,106

Germany : 5.60%

BMW Finance NV (Financials, Consumer Finance, EUR)	3.63	01/29/2018	3,500,000	4,780,336
Dexia Kommunalbank AG (Financials, Commercial Banks, EUR)	3.50	06/05/2014	20,080,000	25,746,271
Eurohypo AG (Financials, Commercial Banks, EUR)	3.75	03/24/2014	22,080,000	28,578,618
KFW Bankengruppe (Financials, Commercial Banks, EUR)	2.25	09/21/2017	9,650,000	12,759,585
KFW Bankengruppe (Financials, Commercial Banks, NOK)	3.75	09/25/2015	75,500,000	13,227,465
KFW Bankengruppe (Financials, Commercial Banks, AUD)	6.25	12/04/2019	7,700,000	9,150,819
UPC Holdings BV (Consumer Discretionary, Media, EUR)	9.63	12/01/2019	1,500,000	2,044,002

				96,287,096

Ireland : 0.11%

Smurfit Kappa Funding plc (Financials, Diversified Financial Services, EUR)	7.25	11/15/2017	1,500,000	1,977,099

Luxembourg : 3.90%

EFSF (Financials, Commercial Banks, EUR)	3.38	07/05/2021	9,000,000	12,034,786
European Investment Bank (Financials, Commercial Banks, EUR)	2.63	03/16/2020	13,100,000	17,054,432
European Investment Bank (Financials, Commercial Banks, NZD)	6.50	09/10/2014	11,189,000	9,593,839
European Investment Bank (Financials, Commercial Banks, AUD)	6.50	08/07/2019	16,400,000	19,035,747
European Investment Bank (Financials, Commercial Banks, ZAR)	9.00	12/21/2018	14,450,000	1,963,805
Fiat Industrial Finance Europe SA (Consumer Discretionary, Automobiles, EUR)	6.25	03/09/2018	3,000,000	3,783,479

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Luxembourg (continued)

Zinc Capital SA (Financials, Diversified Financial Services, EUR)	8.88%	05/15/2018	3,025,000	$3,480,032
				66,946,120

Netherlands : 2.48%

Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	09/01/2020	9,250,000	11,897,904
Deutsche Telekom International Finance BV (Telecommunication Services, Diversified Telecommunication Services, EUR)	6.00	01/20/2017	7,000,000	10,280,374
Heidelberg Cement AG (Materials, Construction Materials, EUR)	8.50	10/31/2019	1,730,000	2,471,827
New World Resources NV (Materials, Metals & Mining, EUR)	7.38	05/15/2015	2,765,000	3,351,024
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	01/16/2017	5,541,000	7,528,439
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	07/10/2014	4,361,000	3,681,162
Ziggo Bond Company BV (Consumer Discretionary, Media, EUR) (i)144A	8.00	05/15/2018	2,500,000	3,352,839
				42,563,569

South Africa : 0.20%

Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	03/01/2018	2,730,000	3,392,581

Switzerland : 0.86%

Eurofima (Financials, Commercial Banks, AUD)	6.25	12/28/2018	12,750,000	14,517,352
Sunrise Communications (Telecommunication Services, Diversified Telecommunication Services, EUR) 144A	7.00	12/31/2017	200,000	263,306
				14,780,658

United Kingdom : 4.39%

Anglian Water Osprey Financing plc (Utilities, Water & Sewer Revenue, GBP)	7.00	01/31/2018	4,000,000	6,516,011
Aston Martin Capital Limited (Financials, Consumer Finance, GBP)	9.25	07/15/2018	2,600,000	3,312,084
BAA Funding Limited (Transportation Revenue, Airport Revenue, EUR)	4.60	02/15/2020	9,450,000	12,858,118
British American Tobacco plc (Consumer Staples, Tobacco, EUR)	5.88	03/12/2015	8,175,000	11,332,952
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12/13/2017	8,000,000	12,059,099
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	4.50	07/05/2018	5,000,000	6,949,938
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	5.00	12/02/2019	4,100,000	5,896,699
National Grid plc (Utilities, Multi-Utilities, EUR)	4.38	03/10/2020	1,412,000	2,038,458
ODEON & UCI Cinemas Group (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	9.00	08/01/2018	3,700,000	5,627,015
Phones4u Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	9.50	04/01/2018	2,910,000	4,220,261
Virgin Media Finance plc (Consumer Discretionary, Media, GBP)	8.88	10/15/2019	2,143,000	3,737,892
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	7.13	11/11/2016	550,000	946,394
				75,494,921

United States : 3.02%

General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	7.63	12/10/2014	10,200,000	8,856,501
International Bank Recronstruction & Development (Financials, Diversified Financial Services, EUR)	3.88	05/20/2019	14,100,000	20,394,710
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10/15/2018	1,920,000	2,374,179
National Grid USA (Utilities, Electric Utilities, EUR)	3.25	06/03/2015	2,065,000	2,693,415
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	4.88	03/18/2016	3,750,000	5,109,635
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	5.00	03/15/2017	1,900,000	2,640,967
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	7.00	01/15/2015	2,450,000	3,406,965

2

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
United States (continued)

Pfizer Incorporated (Health Care, Pharmaceuticals, EUR)	4.75%	06/03/2016	4,600,000	$6,470,418

				51,946,790

Total Foreign Corporate Bonds and Notes (Cost $391,667,281)				394,782,309

Foreign Government Bonds @: 68.38%
Australia Series 25CI (AUD)	4.16	09/20/2025	56,035,000	82,475,648
Brazil (BRL)	12.50	01/05/2016	8,000,000	4,792,114
Brazil (BRL)	12.50	01/05/2022	6,300,000	4,419,408
Caisse d’Amortissement de la Dette Sociale (EUR)	4.13	04/25/2017	10,735,000	15,099,208
Canada (CAD)	2.50	09/01/2013	90,000,000	91,112,828
Canada (NZD)	6.25	06/16/2015	13,150,000	11,386,854
Canada Housing Trust 144A (CAD)	3.35	12/15/2020	76,000,000	83,166,894
Czech Republic (CZK)	3.85	09/29/2021	781,130,000	42,816,099
Federal Republic of Brazil (BRL)	8.50	01/05/2024	71,385,000	39,668,978
Hungary (HUF)	6.75	02/12/2013	10,925,000,000	47,545,148
Hungary (HUF)	6.75	11/24/2017	1,485,000,000	6,286,807
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	25,000,000	26,361,929
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	54,300,000	63,702,671
Japan (JPY)	1.00	09/20/2021	10,195,000,000	133,895,551
Japan (JPY)	2.00	09/20/2041	3,840,000,000	50,922,750
Korea (KRW)	5.25	09/10/2015	11,400,000,000	10,766,520
Korea (KRW)	5.25	03/10/2027	33,590,000,000	36,663,628
Malaysia (MYR)	4.26	09/15/2016	147,000,000	49,030,313
Mexico (MXN)	7.25	12/15/2016	71,000,000	5,837,040
Mexico (MXN)	8.50	11/18/2038	586,500,000	55,670,200
New Zealand (NZD)	6.00	12/15/2017	49,940,000	46,520,590
Norway (NOK)	3.75	05/25/2021	335,000,000	64,592,911
Poland (PLN)	5.25	10/25/2020	146,300,000	45,271,395
Poland (PLN)	5.50	04/25/2015	17,550,000	5,422,831
Poland (PLN)	5.75	10/25/2021	8,000,000	2,548,334
Province of Ontario (AUD)	6.25	09/29/2020	13,600,000	16,054,193
Queensland Treasury (AUD)	6.25	02/21/2020	13,650,000	16,177,480
Republic of Chile (CLP)	5.50	08/05/2020	531,500,000	1,203,375
Republic of Colombia (COP)	7.75	04/14/2021	3,200,000,000	2,246,482
Republic of Peru (PEN)	7.84	08/12/2020	4,500,000	2,070,583
Republic of Peru (PEN)	8.20	08/12/2026	1,600,000	793,968
Republic of South Africa (ZAR)	2.60	03/31/2028	20,684,366	2,700,661
Republic of South Africa (ZAR)	6.50	02/28/2041	32,200,000	3,231,848
Russia (RUB)	7.85	03/10/2018	145,000,000	4,808,134
South Africa (ZAR)	6.75	03/31/2021	222,905,000	27,053,885
Spain (EUR)	4.25	10/31/2016	43,000,000	48,951,847
Spain (EUR)	5.85	01/31/2022	17,850,000	20,544,244
Turkey ¤ (TRY)	0.00	02/20/2013	6,350,000	3,393,731
Total Foreign Government Bonds (Cost $1,153,163,727)				1,175,207,080

Yankee Corporate Bonds and Notes : 5.41%

Australia : 0.20%

Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	3.75	05/16/2022	$2,500,000	3,437,454

Bermuda : 0.35%

Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	02/16/2021	5,550,000	6,105,000

Brazil : 0.04%

Banco Votorantim (Financials, Commercial Banks) 144A	5.25	02/11/2016	220,000	225,500
BM&F Bovespa SA (Financials, Diversified Financial Services)	5.50	07/16/2020	200,000	217,300

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Brazil (continued)

BRF Brasil Foods SA (Consumer Staples, Food Products) 144A	5.88%	06/06/2022	$300,000	$318,000
				760,800

Cayman Islands : 0.82%

International Petroleum Investment Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.00	11/15/2020	5,700,000	6,156,000
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.38	01/27/2021	860,000	962,995
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)	5.75	01/20/2020	6,185,000	6,994,060
				14,113,055

Italy : 0.23%

Luxottica Group spa (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3.63	03/19/2019	3,000,000	3,910,936

Luxembourg : 0.51%

ArcelorMittal (Materials, Metals & Mining)	6.25	02/25/2022	8,310,000	8,335,661
TNK BP Finance SA (Financials, Commercial Banks)	6.63	03/20/2017	400,000	443,000
				8,778,661

Mexico : 0.50%

America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services)	3.00	07/12/2021	5,100,000	6,489,017
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services)	3.13	07/16/2022	2,000,000	2,060,318
				8,549,335

Netherlands : 0.72%

ABN AMRO Bank NV (Financials, Commercial Banks) 144A	4.25	02/02/2017	8,000,000	8,452,800
Lukoil International Finance Company BV (Energy, Oil, Gas & Consumable Fuels)	7.25	11/05/2019	200,000	232,000
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	04/20/2021	3,200,000	3,611,549
				12,296,349

Peru : 0.53%

Banco De Credito Del Peru (Financials, Commercial Banks) (i)	4.75	03/16/2016	8,640,000	9,115,200

South Africa : 0.34%

Eskom Holdings Limited (Utilities, Electric Utilities) 144A	5.75	01/26/2021	225,000	249,469
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	02/15/2017	2,795,000	2,920,775
Transnet Limited (Industrials, Transportation Infrastructure) 144A	4.50	02/10/2016	2,500,000	2,627,893
				5,798,137

United Kingdom : 1.15%

HSBC Holdings plc (Financials, Commercial Banks)	4.00	03/30/2022	12,190,000	13,061,378
Jaguar Land Rover plc (Consumer Discretionary, Automobiles)	8.25	03/15/2020	1,000,000	1,610,966
Nationwide Building Society (Financials, Diversified Financial Services)	3.13	04/03/2017	4,000,000	5,092,477
				19,764,821

Virgin Islands (British) : 0.02%

Gold Fields Orogen Holding BVI Limited (Industrials, Metals & Mining)	4.88	10/07/2020	400,000	390,388

Total Yankee Corporate Bonds and Notes (Cost $88,865,292)				93,020,136

4

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name		Yield	Shares	Value
Short-Term Investments : 1.93%

Investment Companies : 1.93%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	33,231,390	$33,231,390

Total Short-Term Investments (Cost $33,231,390)				33,231,390

Total Investments in Securities (Cost $1,672,434,868)*	99.10%			1,703,183,002
Other Assets and Liabilities, Net	0.90			15,438,936

Total Net Assets	100.00%			$1,718,621,938

(i)	Illiquid security
@	Foreign bond principal is denominated in local currency.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is $1,672,543,555 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$80,628,819
Gross unrealized depreciation	(49,989,372)

Net unrealized appreciation	$30,639,447

5

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$6,942,087	$0	$6,942,087
Foreign corporate bonds and notes	0	394,782,309	0	394,782,309
Foreign government bonds	0	1,175,207,080	0	1,175,207,080
Yankee corporate bonds and notes	0	93,020,136	0	93,020,136
Short-term investments
Investment companies	33,231,390	0	0	33,231,390

	$33,231,390	$1,669,951,612	$0	$1,703,183,002

As of July 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(11,576,715)	$0	$(11,576,715)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At July 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at July 31, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
08/06/2012	State Street Bank	9,000,000	MYR	$2,875,007	$2,852,615	$22,392
08/06/2012	State Street Bank	8,700,000	MYR	2,779,173	2,719,175	59,998
08/20/2012	State Street Bank	77,000,000	BRL	37,456,993	37,927,298	(470,305)
08/29/2012	State Street Bank	13,000,000	ZAR	1,565,051	1,577,584	(12,533)
09/07/2012	State Street Bank	9,300,000,000	JPY	119,083,376	117,565,261	1,518,115
09/07/2012	State Street Bank	950,000,000	JPY	12,164,431	11,938,648	225,783
09/07/2012	State Street Bank	1,200,000,000	JPY	15,365,597	15,224,736	140,861
10/02/2012	State Street Bank	104,000,000	THB	3,290,681	3,245,436	45,245
10/09/2012	State Street Bank	17,700,000	MYR	5,629,502	5,667,083	(37,581)

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at July 31, 2012	In Exchange For		U.S. Value at July 31, 2012	Unrealized Gains (Losses)
09/04/2012	State Street Bank	35,821,528	EUR	$44,090,918	46,000,000	CAD	$45,837,278	$(1,746,360)
09/13/2012	State Street Bank	6,241,114,800	JPY	79,921,124	102,000,000	NZD	82,374,267	(2,453,143)
09/13/2012	State Street Bank	93,480,150	JPY	1,197,068	1,500,000	NZD	1,211,386	(14,318)
09/18/2012	State Street Bank	9,234,325,000	JPY	118,258,016	117,500,000	AUD	122,950,080	(4,692,064)
02/12/2013	State Street Bank	19,380,583	EUR	23,909,833	5,901,000,000	HUF	25,121,350	(1,211,517)
02/12/2013	State Street Bank	16,315,789	EUR	20,128,795	4,960,000,000	HUF	21,115,387	(986,592)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at July 31, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
08/06/2012	State Street Bank	17,700,000	MYR	$5,654,180	$5,685,834	$31,654
08/14/2012	State Street Bank	820,000,000	CZK	39,843,096	42,027,574	2,184,478
08/14/2012	State Street Bank	13,000,000	CZK	631,659	630,340	(1,319)
08/20/2012	State Street Bank	77,000,000	BRL	37,456,993	36,689,379	(767,614)
08/21/2012	State Street Bank	145,000,000	PLN	43,303,246	42,015,589	(1,287,657)
08/29/2012	State Street Bank	14,125,000	GBP	22,145,539	22,135,429	(10,110)
08/29/2012	State Street Bank	21,920,000	ZAR	2,638,917	2,593,285	(45,632)
08/29/2012	State Street Bank	225,000,000	ZAR	27,087,428	26,619,028	(468,400)
08/29/2012	State Street Bank	12,700,000	ZAR	1,528,935	1,492,109	(36,826)
08/29/2012	State Street Bank	1,450,000	GBP	2,273,347	2,273,281	(66)
08/29/2012	State Street Bank	1,000,000	GBP	1,567,826	1,560,090	(7,736)
08/29/2012	State Street Bank	23,000,000	ZAR	2,768,937	2,691,948	(76,989)
09/04/2012	State Street Bank	2,950,000	CAD	2,939,565	2,857,863	(81,702)
09/28/2012	State Street Bank	6,090,000	TRY	3,362,201	3,347,129	(15,072)
10/18/2012	State Street Bank	120,000,000	EUR	147,789,987	146,418,000	(1,371,987)
10/18/2012	State Street Bank	850,000	EUR	1,046,846	1,037,128	(9,718)

The Fund had average contract amounts of $684,595,521 and $241,554,321in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended July 31, 2012.

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 88.91%

Australia : 5.40%

Amcor Limited (Materials, Containers & Packaging)	116,837	$922,399
Goodman Group (Financials, REITs)	245,600	965,934
Insurance Australia Group Limited (Financials, Insurance)	235,000	926,703
Macquarie Group Limited (Financials, Capital Markets)	67,265	1,750,183
Newcrest Mining Limited (Materials, Metals & Mining)	68,997	1,687,342
Platinum Asset Management Limited (Financials, Capital Markets)	350,100	1,326,768
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	74,400	986,855
Transurban Group (Industrials, Transportation Infrastructure)	155,266	997,395

		9,563,579

China : 6.79%

AutoNavi Holdings Limited ADR (Information Technology, Software)†	67,637	836,670
China Construction Bank (Financials, Commercial Banks)	2,109,000	1,417,114
China Life Insurance Company Limited (Financials, Insurance)	475,000	1,303,915
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	828,000	745,743
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	5,637,000	3,214,177
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	2,302,000	2,874,334
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	5,154,000	1,636,281

		12,028,234

Hong Kong : 5.56%

Cathay Pacific Airways Limited (Industrials, Airlines)	501,000	826,364
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	339,000	3,955,800
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)†«	1,189,200	1,373,531
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	630,000	864,987
First Pacific Company Limited (Financials, Diversified Financial Services)	1,558,000	1,741,892
Sunlight Real Estate Investment Trust (Financials, REITs)	2,973,000	1,094,181

		9,856,755

India : 2.10%

Ashok Leyland Limited (Industrials, Machinery)	1,733,500	691,779
Cox & Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	407,500	1,017,808
DLF Limited (Financials, Real Estate Management & Development)	254,200	949,330
Lupin Limited (Health Care, Pharmaceuticals)	98,500	1,060,795

		3,719,712

Indonesia : 3.24%

Energi Mega Persada TBK PT (Energy, Oil, Gas & Consumable Fuels)†	68,891,000	865,592
Lippo Karawaci TBK PT (Financials, Real Estate Management & Development)	37,012,500	3,470,032
Perusahaan Gas Negara Persero TBK PT (Utilities, Gas Utilities)	3,502,500	1,397,370

		5,732,994

Japan : 20.29%

Bridgestone Corporation (Consumer Discretionary, Auto Components)	81,300	1,831,204
Casio Computer Company Limited (Consumer Discretionary, Household Durables)«	143,700	944,534
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	224,000	1,320,579
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	72,200	2,295,258
Industrial & Infrastructure Fund Investment Corporation (Financials, REITs)«	450	2,946,334
Japan Retail Fund Investment Corporation (Financials, REITs)	800	1,337,994
Marubeni Corporation (Industrials, Trading Companies & Distributors)	402,000	2,681,530
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	42,900	848,935
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	209,000	1,656,185
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	88,000	1,576,136
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	408,500	1,980,831
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	118,000	2,273,545
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	2,518,500	4,147,851
Modec Incorporated (Energy, Energy Equipment & Services)	95,100	1,714,726

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security Name	Shares	Value
Japan (continued)

Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	37,000	$1,717,521
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)«	35,900	1,237,937
THK Company Limited (Industrials, Machinery)	93,100	1,646,175
Toho Titanium Company Limited (Materials, Metals & Mining)«	111,100	1,261,666
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	66,100	2,527,453

		35,946,394

Malaysia : 3.10%

Capitamalls Malaysia Trust (Financials, REITs)	1,648,200	868,018
Eastern & Oriental Berhad (Financials, Real Estate Management & Development)	1,549,100	754,140
IHH Healthcare Berhad (Health Care, Health Care Providers & Services)†	248,900	254,507
KPJ Healthcare Berhad (Health Care, Health Care Providers & Services)	909,100	1,717,344
Sunway Berhad (Financials, Real Estate Management & Development)†	1,405,100	1,012,051
Top Glove Corporation Berhad (Health Care, Health Care Equipment & Supplies)	517,700	885,422

		5,491,482

New Zealand : 2.14%

Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)«	1,771,000	3,797,615

Philippines : 3.13%

GT Capital Holdings Incorporated (Financials, Diversified Financial Services)†	207,040	2,700,149
Megaworld Corporation (Financials, Real Estate Management & Development)	37,124,000	2,000,224
Philex Mining Corporation (Materials, Metals & Mining)	1,587,600	847,243

		5,547,616

Singapore : 23.19%

Ascott Residence Trust (Financials, REITs)	1,058,000	1,039,252
Biosensors International Group Limited (Health Care, Health Care Equipment & Supplies)†	2,221,000	2,185,251
Cache Logistics Trust (Financials, REITs)	2,213,000	1,962,312
CapitaLand Limited (Financials, Real Estate Management & Development)	913,000	2,188,008
CapitaRetail China Trust (Financials, REITs)	1,348,200	1,553,974
CDL Hospitality Trusts (Financials, REITs)	785,700	1,292,668
CSE Global Limited (Information Technology, IT Services)	1,498,000	1,024,967
DBS Group Holdings Limited (Financials, Commercial Banks)	153,000	1,805,004
Fortune REIT (Financials, REITs)	3,064,000	2,216,959
Frasers Centrepoint Trust (Financials, REITs)	1,241,000	1,791,301
Golden Agri-Resources Limited (Consumer Staples, Food Products)	3,806,000	2,253,905
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	1,209,000	916,684
Indofood Agri Resources Limited (Consumer Staples, Food Products)	1,175,000	1,305,849
K-REIT Asia (Financials, REITs)	1,043,000	928,532
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	155,000	1,387,246
Mapletree Commercial Trust (Financials, REITs)	4,485,000	3,849,798
STX OSV Holdings Limited (Industrials, Machinery)	1,262,000	1,584,817
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	163,000	1,246,670
Parkway Life Real Estate Investment Trust (Financials, REITs)	1,867,000	2,934,155
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	190,000	804,812
SembCorp Marine Limited (Industrials, Machinery)	226,000	879,377
Singapore Press Holdings Limited (Consumer Discretionary, Media)	795,000	2,621,651
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	837,000	2,401,839
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	152,000	909,091

		41,084,122

2

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name			Shares	Value
South Korea : 5.77%

Hyundai Heavy Industries Company Limited (Industrials, Machinery)			3,500	$741,640
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)			66,000	940,500
KT&G Corporation (Consumer Staples, Tobacco)			14,500	1,068,303
LG Chem Limited (Materials, Chemicals)			6,400	1,756,194
POSCO (Materials, Metals & Mining)			3,100	990,127
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			4,110	4,724,532

				10,221,296

Taiwan : 4.93%

Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†			365,000	978,168
Lung Yen Life Service Corporation (Consumer Discretionary, Diversified Consumer Services)			575,000	1,820,770
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			1,602,000	4,336,281
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)«			735,700	1,596,469

				8,731,688

Thailand : 2.79%

Bangkok Bank PCL (Financials, Commercial Banks)			295,200	1,940,328
Major Cineplex Group PCL (Consumer Discretionary, Media)			1,390,600	835,155
Precious Shipping PCL (Industrials, Marine)			1,816,300	842,643
The Siam Cement PCL (Materials, Construction Materials)			127,000	1,317,845

				4,935,971

United Kingdom : 0.48%

Rio Tinto plc (Materials, Metals & Mining)			18,300	842,749

Total Common Stocks (Cost $154,133,122)				157,500,207

Investment Companies : 2.58%

Hong Kong : 1.80%

iShares MSCI China Index ETF «			2,543,000	3,190,760

Singapore : 0.78%

Macquarie International Infrastructure Fund Limited			3,147,000	1,375,594

Total Investment Companies (Cost $4,979,838)				4,566,354

		Expiration Date
Warrants : 0.26%

United Kingdom : 0.26%

HSBC Bank plc (Financials, Commercial Banks)†(a)		12/07/2020	450,100	453,440

Total Warrants (Cost $760,444)				453,440

	Yield
Short-Term Investments : 14.20%

Investment Companies : 14.20%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%		17,346,252	17,346,252

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.19%	7,816,570	$7,816,570

Total Short-Term Investments (Cost $25,162,822)				25,162,822

Total Investments in Securities (Cost $185,036,226)*	105.95%			187,682,823
Other Assets and Liabilities, Net	(5.95)			(10,546,614)

Total Net Assets	100.00%			$177,136,209

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $186,292,615 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,627,528
Gross unrealized depreciation	(11,237,320)

Net unrealized appreciation	$1,390,208

4

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Asia Pacific Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$6,374,247	$151,125,960	$0	$157,500,207
Investment companies	3,190,760	1,375,594	0	4,566,354
Warrants	0	453,440	0	453,440
Short-term investments
Investment companies	17,346,252	7,816,570	0	25,162,822

	$26,911,259	$160,771,564	$0	$187,682,823

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.46%

Argentina : 0.02%

IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	5,087	$35,609

Australia : 1.87%

Arrium Limited (Materials, Metals & Mining)	426,000	318,360
Bendigo Bank Limited (Financials, Commercial Banks)	50,800	435,783
BHP Billiton Limited (Materials, Metals & Mining)	14,220	472,353
BlueScope Steel Limited (Materials, Metals & Mining) †	166,200	45,908
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	72,600	254,325
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	12,109	176,848
Downer EDI Limited (Industrials, Commercial Services & Supplies) †	69,200	219,144
Goodman Fielder Limited (Consumer Staples, Food Products)	238,900	121,474
Grain Corporation Limited (Consumer Staples, Food Products)	31,000	298,622
Metcash Limited (Consumer Staples, Food & Staples Retailing)	101,700	363,797
Perilya Limited (Industrials, Professional Services) †	397,900	106,077
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	84,800	356,140
Westpac Banking Corporation (Financials, Commercial Banks)	10,800	261,955

		3,430,786

Austria : 0.23%

OMV AG (Energy, Oil, Gas & Consumable Fuels)	8,000	251,009
Voestalpine AG (Materials, Metals & Mining)«	6,200	168,394

		419,403

Belgium : 2.06%

Anheuser-Busch InBev NV (Consumer Staples, Beverages)	33,312	2,635,745
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	9,000	321,807
Dexia (Financials, Commercial Banks) †	11,500	3,107
KBC Groep NV (Financials, Commercial Banks)	10,800	225,584
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	2,508	110,457
Tessenderlo Chemie NV (Materials, Chemicals)«	7,500	196,387
UCB SA (Health Care, Pharmaceuticals)	5,676	283,956

		3,777,043

Bermuda : 0.77%

Cosan Limited Class A (Consumer Staples, Food Products)	32,747	415,887
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	14,000	730,081
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	279,800	274,232

		1,420,200

Brazil : 0.67%

Banco do Brasil SA (Financials, Commercial Banks)	23,900	254,255
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	14,400	614,734
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	14,700	363,268

		1,232,257

Canada : 3.73%

Barrick Gold Corporation (Materials, Metals & Mining)	13,611	448,022
Canadian National Railway Company (Industrials, Road & Rail)«	188	16,559
Canadian Pacific Railway Limited (Industrials, Road & Rail)	35,691	2,896,325
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	21,467	654,958
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	10,600	424,909
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	10,100	560,468
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	10,096	308,664
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	22,827	1,085,652

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
Canada (continued)

WestJet Airlines Limited (Industrials, Airlines)	27,100	$434,259

		6,829,816

Cayman Islands : 0.58%

Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	3,821,424	1,055,624

China : 2.87%

Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	20,114	2,424,139
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	490,000	250,265
China Construction Bank (Financials, Commercial Banks)	906,000	608,774
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	532,000	479,149
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	354,500	308,481
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	747,000	425,934
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components)†	76,888	109,181
Tencent Holdings Limited (Information Technology, Internet Software & Services)	22,200	659,105

		5,265,028

Denmark : 0.68%

A.P. Moller-Maersk A/S Class B (Industrials, Marine)	117	809,526
Danske Bank A/S (Financials, Commercial Banks) †	12,300	182,334
H. Lundbeck A/S (Health Care, Pharmaceuticals)	12,900	255,421

		1,247,281

Finland : 0.67%

Metso Oyj (Industrials, Machinery)	25,262	918,050
TietoEnator Oyj (Information Technology, IT Services)	19,000	316,230

		1,234,280

France : 6.54%

Air Liquide SA (Materials, Chemicals)	4,493	502,480
Arkema (Industrials, Professional Services)	910	66,983
AXA SA (Financials, Insurance)	13,400	162,806
BNP Paribas SA (Financials, Commercial Banks)	6,100	225,332
Credit Agricole SA (Financials, Commercial Banks) †	23,400	100,014
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	13,200	176,762
Groupe Danone SA (Consumer Staples, Food Products)	19,301	1,173,180
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,148	473,555
Pernod-Ricard SA (Consumer Staples, Beverages)	14,558	1,564,482
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	16,400	1,338,035
Schneider Electric SA (Industrials, Electrical Equipment)	22,694	1,279,547
SCOR SE (Financials, Insurance)	17,000	402,846
Societe Generale SA (Financials, Diversified Financial Services) †	5,700	125,463
Technip SA (Energy, Energy Equipment & Services)	2,055	215,723
Total SA (Energy, Oil, Gas & Consumable Fuels)	37,608	1,732,835
Unibail-Rodamco SE (Financials, Real Estate Management & Development)	6,884	1,319,977
Vivendi SA (Consumer Discretionary, Media)	26,143	495,818
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	6,369	621,087

		11,976,925

Germany : 9.83%

Allianz AG (Financials, Insurance)	13,217	1,311,236
BASF SE (Materials, Chemicals)	5,800	423,426
Bayer AG (Health Care, Pharmaceuticals)	24,980	1,897,292
Beiersdorf AG (Consumer Staples, Personal Products)	17,205	1,139,420
Brenntag AG (Materials, Chemicals)	10,387	1,137,650
Daimler AG (Consumer Discretionary, Automobiles)	25,689	1,279,964

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Germany (continued)

Deutsche Bank AG (Financials, Capital Markets)	8,400	$255,029
E.ON AG (Utilities, Electric Utilities)	65,102	1,385,498
Hannover Rueckversicherung AG (Financials, Insurance)	6,300	376,451
Heidelberger Druckmaschinen AG (Industrials, Professional Services) †«	17,000	21,703
Kabel Deutschland Holding AG (Consumer Discretionary, Media) †	3,427	214,436
Linde AG (Materials, Chemicals)	19,997	2,974,160
Metro AG (Consumer Staples, Food & Staples Retailing)	51,468	1,415,290
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	12,172	1,724,675
Norddeutsche Affinerie AG (Materials, Metals & Mining)	4,900	249,909
RWE AG (Utilities, Multi-Utilities)	7,800	306,229
SAP AG (Information Technology, Software)	4,736	300,560
Siemens AG (Industrials, Industrial Conglomerates)	13,254	1,123,130
Volkswagen AG (Consumer Discretionary, Automobiles)	3,000	476,882

		18,012,940

Hong Kong : 8.53%

AIA Group Limited (Financials, Insurance)	642,000	2,243,026
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	173,213	529,785
Cathay Pacific Airways Limited (Industrials, Airlines)	111,000	183,087
China Everbright Limited (Financials, Diversified Financial Services)	744,000	992,600
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	238,400	2,781,896
China Resources Land Limited (Financials, Real Estate Management & Development)	376,600	758,569
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	644,000	1,353,354
Guangdong Investment Limited (Utilities, Water Utilities)	476,000	342,523
Hang Seng Bank Limited (Financials, Commercial Banks)	64,440	894,003
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	86,900	503,613
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	86,058	513,597
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	367,500	214,710
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	306,000	114,988
Lonking Holdings Limited (Industrials, Machinery)«	806,000	147,333
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,554	21,499
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	344,627	1,010,902
Sino Land Company (Financials, Real Estate Management & Development)	541,753	920,518
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	84,823	1,053,642
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	368,273	780,396
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	92,000	277,763

		15,637,804

India : 0.51%

Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	46,653	300,258
Grasim Industries GDR (Industrials, Construction & Engineering)(i)	3,700	190,553
Tata Motors Limited ADR (Consumer Discretionary, Auto Components)«	9,100	183,820
Tata Steel Limited GDR (Industrials, Machinery)	33,800	251,585

		926,216

Ireland : 0.95%

Allied Irish Banks plc (Financials, Commercial Banks) †	36,500	2,245
Covidien plc (Health Care, Health Care Equipment & Supplies)	31,217	1,744,406
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	65,300	1,848

		1,748,499

Israel : 0.38%

Bank Hapoalim Limited (Financials, Commercial Banks)	80,600	233,554

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
Israel (continued)

Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	11,200	$456,800

		690,354

Italy : 1.90%

Enel SpA (Utilities, Multi-Utilities)	139,600	398,664
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	68,235	1,407,022
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	83,215	815,286
Intesa Sanpaolo SpA (Financials, Commercial Banks)	675,836	854,298

		3,475,270

Japan : 16.52%

Adeka Corporation (Materials, Chemicals)	41,200	346,900
Alpine Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	18,500	194,187
Asahi Glass Company Limited (Industrials, Building Products)	124,000	727,992
Bridgestone Corporation (Consumer Discretionary, Auto Components)	27,450	618,285
Canon Incorporated (Information Technology, Office Electronics)	29,600	988,437
Capcom Company Limited (Information Technology, Software)	50,000	1,016,966
Comsys Holdings Corporation (Industrials, Construction & Engineering)	34,400	428,755
Edion Corporation (Consumer Discretionary, Specialty Retail)	26,900	129,599
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	12,800	248,466
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	17,800	842,344
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	77,000	280,795
Hitachi Capital Corporation (Financials, Consumer Finance)	14,500	263,080
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	62,400	1,983,713
Itochu Corporation (Industrials, Trading Companies & Distributors)	98,500	1,019,652
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	121,600	3,820,010
JX Holdings Incorporated (Energy, Energy Equipment & Services)	42,300	203,329
Kao Corporation (Consumer Staples, Personal Products)	59,400	1,605,374
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	100	688,520
Kyorin Company Limited (Health Care, Pharmaceuticals)	20,000	435,886
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	30,000	398,995
Marubeni Corporation (Industrials, Trading Companies & Distributors)	91,000	607,013
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	6,700	284,713
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	9,600	189,971
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	213,400	1,034,784
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	121,000	151,753
Mitsui OSK Lines Limited (Industrials, Marine)	246,000	742,416
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	317,800	523,402
NGK Insulators Limited (Industrials, Electrical Equipment)	60,000	688,618
Nichirei Corporation (Consumer Staples, Food Products)	38,000	192,722
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	14,200	461,493
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	26,000	136,873
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	14,300	663,799
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	109,100	1,025,781
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	14,000	153,281
Nitto Denko Corporation (Materials, Chemicals)	28,200	1,211,569
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	300	501,472
Rengo Company Limited (Materials, Containers & Packaging)	42,000	231,080
Sankyu Incorporated (Industrials, Road & Rail)	63,000	235,701
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	16,400	349,467
Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	3,000	20,230
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	18,600	709,660
Sojitz Corporation (Industrials, Trading Companies & Distributors)	143,400	222,314
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	42,300	592,584
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	14,200	447,176
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	80,000	228,498
Toshiba TEC Corporation (Information Technology, Office Electronics)	60,000	220,685
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	28,800	1,101,220
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	6,000	387,947

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)

USS Company Limited (Consumer Discretionary, Specialty Retail)	6,680	$718,877

		30,276,384

Liechtenstein : 0.08%

Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	2,000	146,471

Mexico : 0.07%

America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	4,998	133,397

Netherlands : 3.84%

Aegon NV (Financials, Insurance)	43,900	199,278
Akzo Nobel NV (Materials, Chemicals)	29,544	1,594,613
ING Groep NV (Financials, Diversified Financial Services) †	48,100	316,420
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	46,800	569,662
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	9,000	443,001
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	10,567	669,626
Nutreco Holding NV (Consumer Staples, Food Products)«	3,100	222,582
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	22,500	184,680
Unilever NV (Consumer Staples, Food Products)«	77,926	2,705,420
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services) †	4,526	130,867

		7,036,149

Nigeria : 0.12%

Nigerian Breweries plc (Consumer Staples, Beverages)	299,843	224,159

Norway : 1.18%

Atea ASA (Information Technology, IT Services)	32,100	268,290
DnB Nor ASA (Financials, Commercial Banks)	20,100	211,027
Marine Harvest ASA (Consumer Staples, Food Products) †	542,845	361,651
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	55,404	1,316,763

		2,157,731

Philippines : 0.38%

Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	10,740	703,427

Portugal : 0.02%

Banco Espirito Santo SA (Financials, Commercial Banks) †	51,000	31,355

Russia : 0.84%

Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	19,600	460,347
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels) †	8,300	471,522
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	15,988	302,973
Sberbank of Russia (Financials, Commercial Banks)	106,408	298,111

		1,532,953

Singapore : 1.04%

City Developments Limited (Financials, Real Estate Management & Development)	27,459	257,144
DBS Group Holdings Limited (Financials, Commercial Banks)	104,000	1,226,931
Indofood Agri Resources Limited (Consumer Staples, Food Products)†	375,000	416,760

		1,900,835

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
South Africa : 0.44%

Exxaro Resources Limited (Materials, Metals & Mining)	16,400	$333,440
Imperial Holding Limited (Consumer Discretionary, Distributors)	13,400	305,823
Kumba Iron Ore Limited (Materials, Metals & Mining)	2,600	161,357

		800,620

South Korea : 2.16%

Hana Financial Group Incorporated (Financials, Commercial Banks)	9,480	300,238
Industrial Bank of Korea (Financials, Commercial Banks)	31,700	341,458
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	548	629,938
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	1,656	958,342
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	10,883	1,382,958
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	35,900	349,650

		3,962,584

Spain : 0.69%

Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	23,800	155,156
Banco Santander Central Hispano SA (Financials, Commercial Banks)	70,400	426,262
Grifols SA (Health Care, Biotechnology) †	17,274	536,908
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)†	12,500	141,790

		1,260,116

Sweden : 1.45%

Boliden AB (Materials, Metals & Mining)	22,100	335,067
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	34,879	1,287,600
Saab AB (Industrials, Aerospace & Defense)	20,300	338,816
Volvo AB Class B (Consumer Discretionary, Automobiles)	56,978	701,084

		2,662,567

Switzerland : 7.55%

ABB Limited (Industrials, Electrical Equipment)	45,212	786,076
Baloise Holding AG (Financials, Insurance)	5,800	382,708
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,894	955,879
Credit Suisse Group AG (Financials, Capital Markets)	11,100	188,979
Georg Fischer AG (Industrials, Machinery)	500	173,252
Givaudan SA (Materials, Chemicals)	681	661,837
Julius Baer Group Limited (Financials, Capital Markets)	21,749	776,869
Nestle SA (Consumer Staples, Food Products)	43,165	2,651,894
Novartis AG (Health Care, Pharmaceuticals)	36,766	2,158,864
Roche Holdings AG (Health Care, Pharmaceuticals)	7,723	1,367,555
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,248	1,684,066
Swiss Re AG (Financials, Insurance)	6,100	381,851
Valora Holding AG (Consumer Discretionary, Specialty Retail)	1,120	189,558
Zurich Financial Services AG (Financials, Insurance)	6,612	1,467,482

		13,826,870

Taiwan : 0.54%

High Tech Computer Corporation (Information Technology, Communications Equipment)	42,000	403,437
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	41,446	579,001

		982,438

United Kingdom : 15.54%

Amlin plc (Financials, Insurance)	41,300	243,377

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
United Kingdom (continued)

AstraZeneca plc (Health Care, Pharmaceuticals)	21,300	$994,754
Aviva plc (Financials, Insurance)	44,700	204,690
BAE Systems plc (Industrials, Aerospace & Defense)	114,100	550,678
Barclays plc (Financials, Commercial Banks)	61,200	159,389
BP plc (Energy, Oil, Gas & Consumable Fuels)	261,875	1,738,832
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	224,300	763,117
Capita Group plc (Industrials, Commercial Services & Supplies)	111,093	1,235,000
Chemring Group plc (Industrials, Aerospace & Defense)	208,009	940,423
Debenhams plc (Consumer Discretionary, Multiline Retail)	337,089	484,918
Diageo plc (Consumer Staples, Beverages)	14,736	393,890
Firstgroup plc (Industrials, Road & Rail)	51,700	180,518
Genting Singapore plc (Consumer Staples, Hotels, Restaurants & Leisure)	271,835	283,721
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	16,500	379,661
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,300	293,417
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)«	126,500	153,322
HSBC Holdings plc (Financials, Commercial Banks)	176,268	1,472,563
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	47,316	1,836,085
Johnson Matthey plc (Materials, Chemicals)	15,454	526,833
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	116,100	77,640
Kingfisher plc (Consumer Discretionary, Specialty Retail)	87,481	364,857
Land Securities Group plc (Financials, REITs)	16,703	206,320
LogicaCMG plc (Industrials, Professional Services)	56,200	91,935
Man Group plc (Financials, Capital Markets)	493,488	614,732
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	142,800	248,766
Meggitt plc (Industrials, Aerospace & Defense)	8,809	52,798
Old Mutual plc (Financials, Commercial Banks)	153,825	378,654
Pace plc (Consumer Discretionary, Household Durables)	190,500	451,229
Prudential plc (Financials, Insurance)	26,295	312,906
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	22,136	1,214,775
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	127,200	216,474
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	8,647	294,517
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	47,600	1,674,460
SABMiller plc (Consumer Staples, Beverages)	39,218	1,690,980
Smiths Group plc (Industrials, Industrial Conglomerates)	61,207	1,021,020
Tate & Lyle plc (Consumer Staples, Food Products)	40,224	415,505
Tesco plc (Consumer Staples, Food & Staples Retailing)	123,300	613,910
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	233,700	61,187
Tullett Prebon plc (Financials, Capital Markets)	44,400	189,476
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	276,700	791,897
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	32,208	925,980
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	45,300	390,457
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	330,895	1,436,656
Wolseley plc (Industrials, Trading Companies & Distributors)	27,265	980,627
WPP plc (Consumer Discretionary, Media)	72,931	922,156

		28,475,102

United States : 1.00%

Liberty Global Incorporated Class A (Consumer Discretionary, Media) †	5,139	271,232
Schlumberger Limited (Energy, Energy Equipment & Services)	19,738	1,406,530
Virgin Media Incorporated (Consumer Discretionary, Media)«	5,520	151,138

		1,828,900

Virgin Islands (British) : 0.21%

Arcos Dorados Holdings Incorporated Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)	30,110	393,839

Total Common Stocks (Cost $189,235,298)		176,751,232

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name		Dividend Yield	Shares	Value
Preferred Stocks : 0.87%

Brazil : 0.25%

Cia Energetica de Minas Gerais (Energy, Oil, Gas & Consumable Fuels)		6.70%	12,600	$240,908
Companhia Vale do Rio Doce Class A (Materials, Metals & Mining)		8.22	12,200	216,709

				457,617

Germany : 0.62%

Henkel KGaA (Consumer Staples, Household Products)		1.61	15,958	1,145,611

Total Preferred Stocks (Cost $1,632,726)				1,603,228

		Yield
Short-Term Investments : 5.47%

Investment Companies : 5.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	3,805,286	3,805,286
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.19	6,216,075	6,216,075

Total Short-Term Investments (Cost $10,021,361)				10,021,361

Total Investments in Securities (Cost $200,889,385)*	102.80%			188,375,821

Other Assets and Liabilities, Net	(2.80)			(5,130,128)

Total Net Assets	100.00%			$183,245,693

†	Non-income earning security.
«	All or a portion of this security is on loan.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $205,484,019 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,887,299
Gross unrealized depreciation	(25,995,497)

Net unrealized depreciation	$(17,108,198)

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified International Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$17,644,791	$159,106,441	$0	$176,751,232
Preferred stocks	457,617	1,145,611	0	1,603,228
Short-term investments
Investment companies	3,805,286	6,216,075	0	10,021,361

	$21,907,694	$166,468,127	$0	$188,375,821

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of July 31, 2012, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $234,753 and $410,232 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended July 31, 2012.

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 87.61%

Argentina : 0.04%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	148,500	$1,039,500

Brazil : 13.84%
All America Latina Logistica SA (Industrials, Road & Rail)	6,524,070	30,117,950
B2W Companhia Global do Varejo (Consumer Discretionary, Internet & Catalog Retail)†	1,954,790	6,372,241
Banco Bradesco SA ADR (Financials, Commercial Banks)«	4,330,335	66,427,339
Banco do Brasil SA (Financials, Commercial Banks)	3,102,700	33,007,447
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)«	1,016,278	14,614,078
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)	4,603,572	6,896,821
CCR SA (Industrials, Transportation Infrastructure)	1,299,000	10,839,791
CETIP SA (Financials, Capital Markets)	923,937	11,709,274
Cielo SA (Information Technology, IT Services)	556,480	16,222,972
Companhia De Bebidas ADR (Consumer Staples, Beverages)«	858,500	33,095,175
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	500,800	14,973,656
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	1,061,400	5,775,234
OGX Petroleo e Gas Participacoes SA (Energy, Oil, Gas & Consumable Fuels)†	1,437,600	3,963,713
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,771,100	34,766,693
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)«	1,792,953	34,119,896
Redecard SA (Information Technology, IT Services)	888,400	14,328,333
Sao Carlos Empreendimentos e Participacoes SA (Financials, Real Estate Management & Development)	258,900	4,445,975
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	2,400,963	10,005,965
Vale SA ADR (Materials, Metals & Mining)	1,441,636	26,021,530

		377,704,083

China : 10.42%

51job Incorporated ADR (Industrials, Commercial Services & Supplies)†«	528,191	18,301,818
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services)	292,524	1,134,993
China Life Insurance Company Limited ADR (Financials, Insurance)«	1,247,686	51,442,094
China Telecom Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	48,828,000	25,349,790
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)†«	1,271,974	15,874,236
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	18,732,000	3,733,469
First Tractor Company (Industrials, Machinery)†	7,382,000	5,753,466
Hengan International Group Company Limited (Consumer Staples, Personal Products)	100,000	945,650
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,071,000	3,637,500
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†«	1,003,789	11,463,270
NVC Lighting Holdings Limited (Consumer Discretionary, Household Durables)(a)	16,823,000	3,058,846
PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	276,800	34,583,392
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	22,984,000	6,963,061
SINA Corporation (Information Technology, Internet Software & Services)†«	1,223,317	55,550,825
Sinotrans Limited (Industrials, Air Freight & Logistics)	32,149,000	3,919,685
Tingyi Holding Corporation (Consumer Staples, Food Products)	3,100,000	7,658,470
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	5,952,000	34,784,596

		284,155,161

Hong Kong : 6.49%

China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,853,333	107,715,714
CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	235,900	47,250,770
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	15,985,000	9,339,155
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,883,500	5,662,312
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,592,000	7,142,297

		177,110,248

India : 7.22%

Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,838,728	25,973,851
Hindustan Unilever Limited (Consumer Staples, Household Products)	1,140,200	9,562,749
ICICI Bank Limited ADR (Financials, Commercial Banks)«	1,638,695	56,731,621

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Security Name	Shares	Value
India (continued)

Idea Cellular Limited (Telecommunication Services, Wireless Telecommunication Services)†	6,640,500	$9,520,574
Infosys Technologies Limited ADR (Information Technology, IT Services)«	1,028,115	40,692,792
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	825,600	4,229,547
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)144A	1,175,987	30,946,665
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	825,000	10,973,938
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	8,418,351

		197,050,088

Indonesia : 1.02%

PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	2,659,000	6,421,970
PT Astra International Tbk (Consumer Discretionary, Automobiles)	6,955,000	5,113,319
PT Telekomunik Indonesia Persoro Tbk (Telecommunication Services, Diversified Telecommunication Services)«	420,464	16,326,617

		27,861,906

Israel : 0.90%

Israel Chemicals Limited (Materials, Chemicals)	1,719,600	20,357,087
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	100,000	4,089,000

		24,446,087

Malaysia : 1.67%

Genting Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,423,700	16,372,496
KLCC Property Holdings Berhad (Financials, Real Estate Management & Development)	3,387,900	5,503,802
Resorts World Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,036,000	10,760,830
Sime Darby Berhad (Industrials, Industrial Conglomerates)	4,158,837	13,033,820

		45,670,948

Mexico : 7.16%

America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,786,900	47,692,361
Cemex SA de CV (Materials, Construction Materials)†«	2,416,207	16,816,801
Fibra Uno Administracion SA (Financials, REITs)	3,682,418	7,612,112
Fomento Economico Mexicano SA de CV ADR (Consumer Staples, Beverages)	321,700	27,479,614
Grupo Financiero Banorte SA de CV (Financials, Commercial Banks)	2,823,936	15,161,787
Grupo Televisa SA ADR (Consumer Discretionary, Media)«	3,145,000	71,674,550
Promotora Ambiental SAB de CV (Industrials, Commercial Services & Supplies)(a)†	258,800	227,692
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	3,080,000	8,687,506

		195,352,423

Peru : 1.13%

Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)«	845,100	30,778,542

Philippines : 0.66%

Ayala Corporation (Financials, Diversified Financial Services)	578,124	6,006,615
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,808,093	6,707,910
SM Investments Corporation (Industrials, Industrial Conglomerates)	298,466	5,340,965

		18,055,490

Russia : 3.60%

Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	2,189,130	20,127,732
Lukoil Oil Company ADR (Energy, Oil, Gas & Consumable Fuels)†	546,549	30,727,378
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,600,000	30,320,000
Sberbank of Russia (Financials, Commercial Banks)	5,517,377	15,457,406
Sberbank Sponsored ADR (Financials, Commercial Banks)	144,095	1,594,145

		98,226,661

2

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
South Africa : 7.47%

Anglo Platinum Limited (Materials, Metals & Mining)	284,832	$14,597,611
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	1,012,742	34,443,355
Gold Fields Limited ADR (Materials, Metals & Mining)«	960,700	12,393,030
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,290,758	20,228,894
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,756,843	31,584,523
Pretoria Portland Cement Company Limited (Materials, Construction Materials)	1,266,835	3,958,275
Sasol Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	626,587	25,997,095
Standard Bank Group Limited (Financials, Commercial Banks)	1,917,490	26,380,336
Tiger Brands Limited (Consumer Staples, Food Products)	1,068,733	34,315,327

		203,898,446

South Korea : 12.30%

Amorepacific Corporation (Consumer Staples, Personal Products)	1,500	1,358,541
KB Financial Group Incorporated ADR (Financials, Commercial Banks)«	593,117	18,582,356
Korea Electric Power Corporation (Utilities, Electric Utilities)†	222,360	4,967,426
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«	3,982,900	56,756,325
KT&G Corporation (Consumer Staples, Tobacco)	590,491	43,505,053
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	7,255	8,368,321
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	7,227	10,049,194
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	113,336	130,282,124
Samsung Life Insurance Company Limited (Financials, Insurance)	340,137	27,827,870
Shinhan Financial Group Company Limited (Financials, Commercial Banks)	725,945	23,025,735
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	775,319	10,753,675

		335,476,620

Taiwan : 8.54%

104 Corporation (Industrials, Commercial Services & Supplies)	1,455,000	3,309,739
Cathay Financial Holding Company Limited (Financials, Insurance)	6,886,897	6,757,455
Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services)«	273,834	8,124,655
Far Eastern Textile Company Limited (Industrials, Industrial Conglomerates)	25,838,341	28,762,151
First Financial Holding Company Limited (Financials, Commercial Banks)	43,101,425	26,065,070
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	57,550,750	26,596,546
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	906,881	7,626,380
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	8,213,000	9,032,233
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	10,335,224	27,975,304
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	5,151,552	71,967,181
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	40,323,092	16,833,313

		233,050,027

Thailand : 3.11%

Bangkok Bank PCL (Financials, Commercial Banks)	3,369,700	22,148,787
C.P. Seven Eleven PCL (Consumer Staples, Food & Staples Retailing)	7,426,400	8,023,438
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	3,063,400	14,796,212
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	2,363,300	24,481,595
Thai Beverage PCL (Consumer Staples, Beverages)	59,594,000	15,276,925

		84,726,957

Turkey : 1.73%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)	1,215,725	16,491,795
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)†«	2,229,600	30,790,773

		47,282,568

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Security Name				Shares	Value
United Kingdom : 0.31%
African Barrick Gold Limited (Materials, Metals & Mining)				1,428,500	$8,402,630

Total Common Stocks (Cost $2,364,488,693)					2,390,288,385

		Interest Rate	Maturity Date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (a)(s)(i)		6.50%	04/15/2018	$303,000	76,466

Total Convertible Debentures (Cost $160,691)					76,466

		Dividend Yield		Shares
Preferred Stocks : 3.24%

Brazil : 3.24%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks)		2.96		1,143,000	9,063,903
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)		8.47		567,500	5,552,594
Itau Unibanco Holding SA ADR (Financials, Commercial Banks)		1.15		90,000	1,422,900
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.42		6,584,604	46,785,004
Vale SA ADR (Materials, Metals & Mining) «		6.50		1,433,500	25,415,955

Total Preferred Stocks (Cost $85,687,640)					88,240,356

Short-Term Investments : 24.57%
		Yield		Shares
Investment Companies : 24.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.16		243,210,948	243,210,948
Wells Fargo Securities Lending Cash Investment, LLC (u)(l)(r)(v)		0.19		427,232,876	427,232,876
Total Short-Term Investments (Cost $670,443,824)					670,443,824

Total Investments in Securities (Cost $3,120,780,848)*	115.42%				3,149,049,031

Other Assets and Liabilities, Net	(15.42)				(420,695,302)

Total Net Assets	100.00%				$2,728,353,729

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $3,130,745,448 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$308,320,092
Gross unrealized depreciation	(290,016,509)

Net unrealized appreciation	$18,303,583

4

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,458,097,012	$932,191,373	$0	$2,390,288,385
Preferred stocks	88,240,356	0	0	88,240,356

Convertible debentures	0	0	76,466	76,466
Short-term investments
Investment companies	243,210,948	427,232,876	0	670,443,824

Total	$1,789,548,316	$1,359,424,249	$76,466	$3,149,049,031

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 86.08%

Brazil : 7.16%

BMF Bovespa SA (Financials, Diversified Financial Services)	26,200	$147,033
Companhia Energetica de Minas Gerais ADR (Utilities, Electric Utilities)	4,350	82,694
EDP Energias Do Brasil SA (Utilities, Electric Utilities)	15,700	103,814
Natura Cosmeticos SA (Consumer Staples, Personal Products)	7,100	186,266
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	8,500	198,475
Tractebel Energia SA (Utilities, Independent Power Producers & Energy Traders)	3,000	53,509

		771,791

Chile : 0.95%

Aguas Andinas SA Class A (Utilities, Water Utilities)	77,500	51,372
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	2,600	51,127

		102,499

China : 10.15%

ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	61,000	34,043
China BlueChemical Limited (Materials, Chemicals)	74,000	48,431
China Construction Bank (Financials, Commercial Banks)	146,000	98,103
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	56,000	50,437
China Shineway Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	53,000	74,934
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	329,000	187,593
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	138,000	172,310
Qingling Motors Company Limited (Consumer Discretionary, Automobiles)	184,000	40,863
Shimao Property Holding Limited (Financials, Real Estate Management & Development)	75,000	106,894
SOHO China Limited (Financials, Real Estate Management & Development)	110,000	81,481
Zhejiang Expressway Company (Industrials, Transportation Infrastructure)	110,000	79,688
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	378,000	120,007

		1,094,784

Czech Republic : 1.43%

Telefonica O2 Czech Republic AS (Telecommunication Services, Diversified Telecommunication Services)	8,181	154,643

Egypt : 0.49%

Commercial International Bank (Financials, Commercial Banks)	11,858	53,252

Hong Kong : 5.72%

Cathay Pacific Airways Limited (Industrials, Airlines)	65,000	107,213
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	20,000	233,380
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	102,000	140,045
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	44,000	41,394
VTech Holdings Limited (Information Technology, Communications Equipment)	4,600	53,920
Xinyi Glass Holding Company Limited (Consumer Discretionary, Auto Components)	82,000	41,092

		617,044

India : 1.14%

ICICI Bank Limited ADR (Financials, Commercial Banks)	3,550	122,901

Indonesia : 2.59%

PT Bank Rakyat Indonesia TBK (Financials, Commercial Banks)	153,500	112,679
PT Perusahaan Gas Negara (Utilities, Gas Utilities)	418,500	166,966

		279,645

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND

Security name	Shares	Value
Malaysia : 5.72%

Berjaya Sports Toto Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	75,000	$102,368
British American Tobacco Malaysia Berhad (Consumer Staples, Tobacco)	5,800	110,456
CapitaMalls Malaysia Trust (Financials, REITs)	206,300	108,647
Malayan Banking Berhad (Financials, Commercial Banks)	47,700	133,251
Media Prima Berhad (Telecommunication Services, Diversified Telecommunication Services)	68,500	52,508
Sunway Real Estate Investment (Financials, REITs)	238,900	108,942

		616,172

Mexico : 3.43%

Bolsa Mexicana De Valores SA (Financials, Diversified Financial Services)	55,000	104,636
Grupo Aeroportuario Del Pacifico SAB de CV-B (Industrials, Transportation Infrastructure)	21,300	83,608
Grupo Aeroportuario Del Sureste SAB de CV-ADR (Industrials, Transportation Infrastructure)	700	62,377
Kimberly-Clark de Mexico SAB de CV (Consumer Staples, Household Products)	57,000	118,642

		369,263

Philippines : 2.91%

Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,710	156,609
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	2,405	157,519

		314,128

Poland : 0.97%

Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	22,168	104,508

Russia : 4.57%

Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	17,300	159,063
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)†	1,825	102,603
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	9,000	170,550
Uralkali GDR (Materials, Chemicals)	1,454	60,390

		492,606

Singapore : 7.97%

CapitaRetail China Trust (Financials, REITs)	129,000	148,689
CDL Hospitality Trusts (Financials, REITs)	70,000	115,167
Hutchison Port Holdings Trust (Materials, Containers & Packaging)	137,000	103,876
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	16,000	143,200
Parkway Life Real Estate Investment Trust (Financials, REITs)	71,000	111,583
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	20,000	84,717
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	53,000	152,088

		859,320

South Africa : 5.89%

Coronation Fund Managers Limited (Financials, Capital Markets)	39,265	139,731
Gold Fields Limited (Materials, Metals & Mining)	5,600	71,875
Imperial Holding Limited (Consumer Discretionary, Distributors)	2,351	53,656
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	5,989	107,670
Nedbank Group Limited (Financials, Commercial Banks)	3,780	82,398
Sanlam Limited (Financials, Insurance)	23,492	100,831
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	6,804	78,804

		634,965

South Korea : 6.38%

Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,650	56,549
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,320	47,663
KB Financial Group Incorporated (Financials, Commercial Banks)	3,110	97,941
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	12,900	183,825

2

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
South Korea (continued)

KT&G Corporation (Consumer Staples, Tobacco)	1,825	$134,459
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	12,100	167,828

		688,265

Taiwan : 9.85%

Asustek Computer Incorporated (Information Technology, Computers & Peripherals)	8,000	73,556
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	33,000	98,484
Huaku Development Company Limited (Financials, Real Estate Management & Development)	34,680	71,242
Mega Financial Holding Company Limited (Financials, Commercial Banks)	71,000	57,056
MStar Semiconductor Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	8,000	50,565
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	25,000	72,291
Quanta Computer Incorporated (Information Technology, Computers & Peripherals)	27,000	69,844
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	50,000	54,987
Taiwan Hon Chuan Enterprise (Materials, Containers & Packaging)	22,000	48,470
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	10,800	150,876
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)†	6,479	71,136
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	83,000	180,110
Wistron Corporation (Information Technology, Computers & Peripherals)	59,850	63,922

		1,062,539

Thailand : 5.58%

Advanced Information Service PCL- Foreign (Telecommunication Services, Wireless Telecommunication Services)	16,900	106,865
Advanced Information Service PCL- Local (Telecommunication Services, Wireless Telecommunication Services)	9,100	57,833
Bangkok Bank PCL (Financials, Commercial Banks)	17,200	113,054
Bangkok Expressway PCL (Industrials, Transportation Infrastructure)	139,200	126,063
Major Cineplex Group PCL (Consumer Discretionary, Media)	83,000	49,847
Siam Cement PCL (Materials, Construction Materials)	6,200	68,511
Ticon Industrial Connection PCL (Financials, Real Estate Management & Development)	185,300	78,901

		601,074

Turkey : 2.13%

Akcansa Cimento (Materials, Construction Materials)	11,649	49,866
Anadolu Hayat Emeklilik (Financials, Insurance)	24,400	66,525
Turk Telekomunikasyon AS (Telecommunication Services, Diversified Telecommunication Services)	29,273	112,852

		229,243

United States : 1.05%

Southern Copper Corporation (Materials, Metals & Mining)	3,500	112,980

Total Common Stocks (Cost $8,752,949)		9,281,622

Preferred Stocks : 6.16%

Brazil : 4.94%
	Dividend yield
Banco Bradesco SA (Financials, Commercial Banks)	1.02%	7,000	107,944
Cia Paranaense De Energi (Energy, Oil, Gas & Consumable Fuels)	1.78	6,100	125,263

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND

Security name		Dividend yield	Shares	Value
Brazil (continued)
Companhia Vale do Rio Doce Class A (Materials, Metals & Mining)		1.08%	$8,300	$147,433
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)		2.57	16,000	152,255

				532,895

Russia : 1.22%
Sberbank (Financials, Commercial Banks) (a)		0.00	66,622	130,976

Total Preferred Stocks (Cost $657,352)				663,871

Investment Companies : 3.61%
Growthpoint Properties Limited			61,500	188,682
Transmissora Alianca Unit			5,800	200,956

Total Investment Companies (Cost $345,138)				389,638

Short-Term Investments : 0.46%

Investment Companies : 0.46%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	49,633	49,633

Total Short-Term Investments (Cost $49,633)				49,633

Total Investments in Securities (Cost $9,805,072)*	96.31%			10,384,764

Other Assets and Liabilities, Net	3.69			397,440

Total Net Assets	100.00%			$10,782,204

†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $9,805,072 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$730,241
Gross unrealized depreciation	(150,549)

Net unrealized appreciation	$579,692

4

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$2,981,170	$6,300,452	$0	$9,281,622
Preferred stocks	532,895	130,976	0	663,871
Investment companies	389,638	0	0	389,638
Short-term investments
Investment companies	49,633	0	0	49,633

	$3,953,336	$6,431,428	$0	$10,384,764

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 94.34%

Argentina : 0.57%

IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	204,529	$1,431,703

Australia : 0.57%

CGA Mining Limited (Materials, Metals & Mining)†	706,274	1,450,790

Austria : 0.38%

RHI AG (Materials, Construction Materials)	44,095	973,865

Belgium : 1.35%

Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	77,772	3,425,237

Canada : 4.13%

Alamos Gold Incorporated (Materials, Metals & Mining)	188,714	2,958,153
Aurizon Mines Limited (Materials, Metals & Mining)†	242,437	1,075,779
Copper Mountain Mining Corporation (Materials, Metals & Mining)†	141	454
IAMGOLD Corporation (Materials, Metals & Mining)	80,000	891,200
Inmet Mining Corporation (Materials, Metals & Mining)	36,583	1,455,149
MBAC Fertilizer Corporation (Materials, Chemicals)†	291,718	814,489
Mercator Minerals Limited (Materials, Metals & Mining)†	664,522	364,448
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	288,016	1,381,420
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†	216,646	1,510,052

		10,451,144

China : 1.57%

51job Incorporated ADR (Industrials, Professional Services)†«	47,843	1,657,760
Sinotrans Limited (Industrials, Air Freight & Logistics)	4,026,000	490,860
VanceInfo Technologies Incorporated (Information Technology, Software)†«	191,891	1,824,883

		3,973,503

Denmark : 0.27%

Jyske Bank (Financials, Commercial Banks)†	25,854	691,797

Finland : 0.25%

Outotec Oyj (Industrials, Construction & Engineering)	13,739	627,979

France : 5.42%

Alten (Information Technology, IT Services)	30,376	855,377
Atos Origin SA (Information Technology, IT Services)	39,052	2,193,067
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	13,738	1,788,212
Laurent Perrier Group (Consumer Staples, Beverages)	14,413	1,259,628
Mersen (Industrials, Electrical Equipment)	43,515	1,100,354
Scor SE (Financials, Insurance)	134,633	3,190,370
Teleperformance SA (Industrials, Professional Services)	135,018	3,320,440

		13,707,448

Germany : 2.44%

Amadeus Fire AG (Industrials, Professional Services)	37,784	1,600,631
GSW Immobilien AG (Financials, Real Estate Management & Development)	62,882	2,312,880
Hochtief AG (Industrials, Construction & Engineering)†	29,141	1,382,722
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)†	101,322	878,836

		6,175,069

Hong Kong : 0.71%

China High Precision Automation Group (Industrials, Machinery)«(a)	3,447,000	613,416

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

Security Name	Shares	Value
Hong Kong (continued)

Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	875,000	$1,176,978

		1,790,394

Ireland : 0.37%

CPL Resources plc (Industrials, Professional Services)	269,587	928,759

Israel : 0.44%

Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,118,590	1,125,355

Italy : 0.86%

Davide Campari Milano SpA (Consumer Staples, Beverages)	212,254	1,462,565
Tod’s SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	7,797	715,367

		2,177,932

Japan : 5.55%

Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	72,900	1,679,869
Amada Company Limited (Industrials, Machinery)	133,000	699,394
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	27,200	1,287,177
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	653,000	3,329,041
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	59,200	1,014,734
ORIX JREIT Incorporated (Financials, REITs)	225	1,010,354
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	10,300	1,195,406
Sumitomo Heavy Industries Limited (Industrials, Machinery)	273,000	1,093,950
Tamron Company Limited (Consumer Discretionary, Leisure Equipment & Products)	10,137	330,282
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	27,300	1,035,452
Toshiba Machine Company Limited (Industrials, Machinery)	245,263	1,016,987
Yusen Logistics Company Limited (Industrials, Air Freight & Logistics)	31,400	357,840

		14,050,486

Luxembourg : 0.80%

Acergy SA (Energy, Energy Equipment & Services)	96,420	2,015,261

Netherlands : 2.00%

Nutreco Holding NV (Consumer Staples, Food Products)«	50,205	3,604,756
USG People NV (Industrials, Professional Services)	219,260	1,451,737

		5,056,493

Norway : 2.13%

Hoegh LNG Holdings Limited (Energy, Oil, Gas & Consumable Fuels)†«	219,378	1,681,934
Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services)†	77,272	1,158,307
SpareBank 1 SR Bank ASA (Financials, Commercial Banks )	126,443	690,729
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	62,617	1,830,145
Veripos Incorporated (Industrials, Transportation Infrastructure)†	9,642	18,556

		5,379,671

Russia : 0.60%

Sollers OJSC (Consumer Discretionary, Automobiles)†(a)	115,644	1,525,495

Sweden : 0.42%

Meda AB Class A (Health Care, Pharmaceuticals)	113,409	1,070,958

Switzerland : 2.31%

ARYZTA AG (Consumer Staples, Food Products)	32,205	1,598,592
Barry Callebaut AG (Consumer Staples, Food Products)	2,905	2,622,034

2

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Switzerland (continued)

Lonza Group AG (Health Care, Life Sciences Tools & Services)	36,032	$1,625,187
		5,845,813

Taiwan : 0.34%

Catcher Technology Company Limited (Information Technology, Computers & Peripherals)	181,000	864,614

United Kingdom : 16.87%
Aberdeen Asset Management plc (Financials, Capital Markets)	339,744	1,373,269
Ashmore Group plc (Financials, Capital Markets)	130,472	660,459
Ashtead Group plc (Industrials, Trading Companies & Distributors)	849,167	3,347,952
Babcock International Group plc (Industrials, Commercial Services & Supplies)	145,985	1,960,119
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	520,813	3,673,468
Britvic plc (Consumer Staples, Beverages)	372,162	1,751,706
Capita Group plc (Industrials, Professional Services)	156,342	1,738,025
Catlin Group Limited (Financials, Insurance)	447,539	3,033,516
Debenhams plc (Consumer Discretionary, Multiline Retail)	949,491	1,365,886
Hays plc (Industrials, Professional Services)	2,170,030	2,549,364
Hiscox Limited (Financials, Insurance)	465,150	3,215,901
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	49,364	1,219,575
Lancashire Holdings Limited (Financials, Insurance)	184,806	2,262,829
Mitie Group plc (Industrials, Commercial Services & Supplies)	585,817	2,486,799
N. Brown Group plc (Consumer Discretionary, Internet & Catalog Retail)	286,871	1,180,446
Perform Group plc (Consumer Discretionary, Media)†	138,778	805,058
Persimmon plc (Consumer Discretionary, Household Durables)	214,457	2,063,865
Savills plc (Financials, Real Estate Management & Development)	386,750	2,234,017
SIG plc (Industrials, Trading Companies & Distributors)	679,031	997,713
Taylor Woodrow plc (Consumer Discretionary, Household Durables)	4,204,330	2,901,403
Travis Perkins plc (Industrials, Trading Companies & Distributors)	119,006	1,875,570

		42,696,940

United States : 43.99%

A. Schulman Incorporated (Materials, Chemicals)	117,811	2,575,348
ACI Worldwide Incorporated (Information Technology, Software)†	83,700	3,683,637
Align Technology Incorporated (Health Care, Health Care Equipment & Supplies)†«	87,100	2,957,916
Allete Incorporated (Utilities, Electric Utilities)«	87,500	3,627,750
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†«	144,600	2,744,508
Bill Barrett Corporation (Energy, Oil, Gas & Consumable Fuels)†«	114,000	2,400,840
Bio-Rad Laboratories Incorporated (Health Care, Life Sciences Tools & Services)†	22,200	2,135,862
Brady Corporation Class A (Industrials, Electrical Equipment)	48,400	1,284,052
Broadridge Financial Solutions Incorporated (Information Technology, IT Services)	98,836	2,092,358
Brown & Brown Incorporated (Financials, Insurance)	105,000	2,650,200
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†«	188,335	3,047,260
Covance Incorporated (Health Care, Life Sciences Tools & Services)†«	50,700	2,379,858
EMCOR Group Incorporated (Industrials, Construction & Engineering)	76,500	2,014,245
Endurance Specialty Holdings Limited (Financials, Insurance)	70,700	2,451,169
First Citizens Bancshares Incorporated Class A (Financials, Commercial Banks)	20,564	3,378,460
First Niagara Financial Group Incorporated (Financials, Commercial Banks)	397,700	3,014,566
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)	41,781	2,356,866
Gardner Denver Incorporated (Industrials, Machinery)	49,400	2,814,812
Global Payments Incorporated (Information Technology, IT Services)	71,900	3,078,758
Guess Incorporated (Consumer Discretionary, Specialty Retail)«	128,300	3,861,830
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†«	45,700	3,286,287
Heidrick & Struggles International Incorporated (Industrials, Professional Services)	83,887	1,122,408
IAC/InterActiveCorp (Information Technology, Internet Software & Services)	71,800	3,777,398
Imation Corporation (Information Technology, Computers & Peripherals)†	387,702	2,159,500
JDA Software Group Incorporated (Information Technology, Software)†«	56,100	1,659,438
Kadant Incorporated (Industrials, Machinery)†	58,595	1,213,502
Lattice Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	403,800	1,498,098
Lear Corporation (Consumer Discretionary, Auto Components)	76,000	2,701,800
Macquarie Infrastructure Company LLC (Industrials, Transportation Infrastructure)	87,467	3,108,577
Mohawk Industries Incorporated (Consumer Discretionary, Household Durables)†	14,200	943,306

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

Security Name	Shares	Value
United States (continued)

Mueller Industries Incorporated (Industrials, Machinery)	72,100	$3,073,623
Omnicare Incorporated (Health Care, Health Care Providers & Services)	68,100	2,139,021
Patterson Companies Incorporated (Health Care, Health Care Providers & Services)«	88,500	3,017,850
Quanex Building Products Corporation (Industrials, Building Products)	122,126	2,063,929
Regal-Beloit Corporation (Industrials, Electrical Equipment)«	42,700	2,748,599
Royal Gold Incorporated (Materials, Metals & Mining)	41,400	3,133,152
Silgan Holdings Incorporated (Materials, Containers & Packaging)	65,600	2,703,376
Simpson Manufacturing Company Incorporated (Industrials, Building Products)	49,400	1,197,456
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†	106,664	2,800,997
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†«	57,500	3,219,425
Tupperware Corporation (Consumer Discretionary, Household Durables)	50,529	2,648,730
Validus Holdings Limited (Financials, Insurance)	94,839	3,085,113
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†«	355,090	3,504,740

		111,356,620

Total Common Stocks (Cost $233,641,249)		238,793,326

		Yield
Short-Term Investments : 17.51%

Investment Companies : 17.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	11,877,731	11,877,731
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	32,437,191	32,437,191

Total Short-Term Investments (Cost $44,314,922)				44,314,922

Total Investments in Securities (Cost $277,956,171)*	111.85%			283,108,248

Other Assets and Liabilities, Net	(11.85)			(29,990,951)

Total Net Assets	100.00%			$253,117,297

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $280,835,666 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,664,691
Gross unrealized depreciation	(20,392,109)

Net unrealized appreciation	$2,272,582

4

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Global Opportunities Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$133,943,839	$104,236,071	$613,416	$238,793,326
Short-term investments
Investment companies	11,877,731	32,437,191	0	44,314,922

	$145,821,570	$136,673,262	$613,416	$283,108,248

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

As of July 31, 2012, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $2,702,118 and $3,093,325 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the nine months ended July 31, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 103.95%

Argentina : 0.07%

IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	30,223	$211,561

Australia : 0.91%

BHP Billiton Limited (Materials, Metals & Mining)	80,526	2,674,871

Bermuda : 2.76%

Cosan Limited Class A (Consumer Staples, Food Products)	185,436	2,355,037
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	80,000	4,171,889
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	1,667,959	1,634,768

		8,161,694

Canada : 4.37%

Barrick Gold Corporation (Materials, Metals & Mining)	77,145	2,539,319
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	95,845	2,924,231
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	56,885	1,739,138
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	119,774	5,696,451

		12,899,139

Cayman Islands : 1.69%

Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	18,109,522	5,002,543

China : 0.73%

Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	2,678,000	1,526,977
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components)«†	435,394	618,259

		2,145,236

Denmark : 1.55%

A.P. Moller-Maersk A/S Class B (Industrials, Marine)	663	4,587,313

Finland : 1.76%

Metso Corporation (Industrials, Machinery)	143,046	5,198,457

France : 1.80%

Total SA (Energy, Oil, Gas & Consumable Fuels)	115,000	5,298,768

Germany : 11.15%

Allianz AG (Financials, Insurance)	44,832	4,447,706
Bayer AG (Health Care, Pharmaceuticals)	100,011	7,596,081
E.ON AG (Utilities, Electric Utilities)	308,058	6,556,079
Metro AG (Consumer Staples, Food & Staples Retailing)	226,896	6,239,291
SAP AG (Information Technology, Software)	26,818	1,701,947
Siemens AG (Industrials, Industrial Conglomerates)	75,056	6,360,166

		32,901,270

Hong Kong : 6.99%

China Everbright Limited (Financials, Diversified Financial Services)	3,744,000	4,995,018
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	684,000	7,981,614
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	3,646,000	7,662,002

		20,638,634

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

Security Name	Shares	Value
Italy : 3.36%

ENI SpA (Energy, Oil, Gas & Consumable Fuels)	244,259	$5,036,681
Intesa Sanpaolo SpA (Financials, Commercial Banks)	3,869,353	4,891,098

		9,927,779

Japan : 19.02%

Asahi Glass Company Limited (Industrials, Building Products)	703,000	4,127,246
Canon Incorporated (Information Technology, Office Electronics)	168,300	5,620,068
Capcom Company Limited (Information Technology, Software)	282,800	5,751,960
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100,200	4,741,734
Itochu Corporation (Industrials, Trading Companies & Distributors)	364,800	3,776,337
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,213,500	5,884,306
Mitsui OSK Lines Limited (Industrials, Marine)	1,384,000	4,176,842
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	615,200	5,784,238
Nitto Denko Corporation (Materials, Chemicals)	153,288	6,585,778
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	147,100	5,624,635
USS Company Limited (Consumer Discretionary, Specialty Retail)	37,800	4,067,899

		56,141,043

Netherlands : 1.63%

Akzo Nobel NV (Materials, Chemicals)	89,411	4,825,886

Norway : 2.66%

Marine Harvest ASA (Consumer Staples, Food Products)†	3,105,528	2,068,946
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	242,949	5,774,064

		7,843,010

Philippines : 1.35%

Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	60,820	3,983,468

Russia : 1.14%

Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	89,507	1,696,158
Sberbank of Russia (Financials, Commercial Banks)	595,694	1,668,888

		3,365,046

Singapore : 3.14%

DBS Group Holdings Limited (Financials, Commercial Banks)	587,000	6,925,081
Indofood Agri Resources Limited (Consumer Staples, Food Products)	2,122,198	2,358,527

		9,283,608

South Korea : 3.97%

Hana Financial Group Incorporated (Financials, Commercial Banks)	40,550	1,284,245
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	9,379	5,427,700
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	39,340	4,999,131

		11,711,076

Sweden : 3.79%

Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	195,259	7,208,220
Volvo AB Class B (Consumer Discretionary, Automobiles)	322,649	3,970,026

		11,178,246

Switzerland : 9.95%

ABB Limited (Industrials, Electrical Equipment)	256,017	4,451,223

2

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name			Shares	Value
Switzerland (continued)

Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			53,547	$3,029,742
Julius Baer Group Limited (Financials, Capital Markets)			123,159	4,399,209
Novartis AG (Health Care, Pharmaceuticals)			126,653	7,436,941
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			12,936	5,128,314
Zurich Financial Services AG (Financials, Insurance)			22,150	4,916,022

				29,361,451

Taiwan : 1.78%

High Tech Computer Corporation (Information Technology, Communications Equipment)			235,000	2,257,327
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)			213,725	2,985,738

				5,243,065

United Kingdom : 18.38%

BP plc (Energy, Oil, Gas & Consumable Fuels)			901,340	5,984,834
Capita Group plc (Industrials, Commercial Services & Supplies)			621,919	6,913,759
Chemring Group plc (Industrials, Aerospace & Defense)			1,224,897	5,537,842
Debenhams plc (Consumer Discretionary, Multiline Retail)			1,897,329	2,729,393
Man Group plc (Financials, Capital Markets)			2,738,690	3,411,550
Reckitt Benckiser Group (Consumer Staples, Household Products)			118,456	6,500,603
Smiths Group plc (Industrials, Industrial Conglomerates)			346,593	5,781,663
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)			182,381	5,243,454
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			1,516,544	6,584,420
Wolseley plc (Industrials, Trading Companies & Distributors)			154,462	5,555,460

				54,242,978

Total Common Stocks (Cost $321,521,585)				306,826,142

Short-Term Investments : 2.91%
		Yield
Investment Companies : 2.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	7,117,706	7,117,706
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	1,481,950	1,481,950

Total Short-Term Investments (Cost $8,599,656)				8,599,656

Total Investments in Securities (Cost $330,121,241)*	106.86%			315,425,798

Other Assets and Liabilities, Net	(6.86)			(20,239,776)

Total Net Assets	100.00%			$295,186,022

«	All or a portion of this security is on loan.
†	Non-income earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

*	Cost for federal income tax purposes is $332,856,867 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,564,071
Gross unrealized depreciation	(31,995,140)

Net unrealized depreciation	$(17,431,069)

4

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$26,009,346	$280,816,796	$0	$306,826,142
Short-term investments
Investment companies	7,117,706	1,481,950	$0	8,599,656

	$33,127,052	$282,298,746	$0	$315,425,798

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into futures contracts to gain market exposure.

As of July 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $712,049 in futures contracts during the nine months ended July 31, 2012.

During the nine months ended July 31, 2012, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of July 31, 2012, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $898,021 and $1,697,395 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the nine months ended July 31, 2012.

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.17%

Chile : 2.80%
Enersis SA ADR (Utilities, Electric Utilities)	260,100	$4,304,655

France : 6.10%
L’Oreal SA (Consumer Staples, Personal Products)	28,000	3,357,226
Total SA (Energy, Oil, Gas & Consumable Fuels)	51,880	2,390,435
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	18,300	840,885
Vivendi SA (Consumer Discretionary, Media)	147,766	2,802,471

		9,391,017

Germany : 2.00%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	41,000	3,075,090

Israel : 2.20%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	83,000	3,393,870

Japan : 9.98%
77 Bank Limited (Financials, Commercial Banks)	439,000	1,652,327
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)«	196,000	2,359,968
Kao Corporation (Consumer Staples, Personal Products)	95,800	2,589,138
Kao Corporation ADR (Consumer Staples, Personal Products)†	15,500	420,941
Komatsu Limited (Industrials, Machinery)	123,000	2,728,661
Komatsu Limited ADR (Industrials, Machinery)†	33,500	754,072
ORIX Corporation (Financials, Consumer Finance)	14,900	1,408,607
ORIX Corporation ADR (Financials, Consumer Finance)«	21,000	994,560
TOTO Limited (Industrials, Building Products)	333,000	2,467,820

		15,376,094

Netherlands : 4.81%
European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	92,695	3,326,250
Unilever NV (Consumer Staples, Food Products)«	118,000	4,088,700

		7,414,950

Singapore : 2.52%
DBS Group Holdings Limited (Financials, Commercial Banks)	329,168	3,883,331

South Korea : 3.02%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,050	4,655,560

Spain : 1.01%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)«	261,000	1,555,560

Switzerland : 3.69%
Novartis AG ADR (Health Care, Pharmaceuticals)«	51,300	3,007,206
Transocean Limited (Energy, Energy Equipment & Services)	57,000	2,669,310

		5,676,516

Taiwan : 0.96%
China Trust Financial Holding Company Limited (Financials, Commercial Banks)	2,483,577	1,473,767

United Kingdom : 9.11%
Diageo plc (Consumer Staples, Beverages)	93,000	2,485,867
HSBC Holdings plc ADR (Financials, Commercial Banks)«	38,000	1,588,400
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)«	83,965	2,859,846
Standard Chartered plc (Financials, Commercial Banks)	136,482	3,124,366

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

Security name			Shares	Value
United Kingdom (continued)
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			1,390,000	$3,978,090

				14,036,569

United States : 47.97%
Abbott Laboratories (Health Care, Pharmaceuticals)			57,600	3,819,456
Apple Incorporated (Information Technology, Computers & Peripherals)†			8,800	5,374,688
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)			62,500	3,656,875
Charles Schwab Corporation (Financials, Capital Markets)«			237,000	2,993,310
Dow Chemical Company (Materials, Chemicals)			94,873	2,730,445
eBay Incorporated (Information Technology, Internet Software & Services)†			127,000	5,626,100
EMC Corporation (Information Technology, Computers & Peripherals)†			156,465	4,100,948
Franklin Resources Incorporated (Financials, Capital Markets)«			32,000	3,678,400
Hess Corporation (Energy, Oil, Gas & Consumable Fuels)			29,000	1,367,640
JPMorgan Chase & Company (Financials, Diversified Financial Services)			91,500	3,294,000
Northrop Grumman Corporation (Industrials, Aerospace & Defense)«			49,550	3,280,210
NVR Incorporated (Consumer Discretionary, Household Durables)†			4,550	3,521,609
Oracle Corporation (Information Technology, Software)			159,000	4,801,800
PepsiCo Incorporated (Consumer Staples, Beverages)			51,000	3,709,230
QUALCOMM Incorporated (Information Technology, Communications Equipment)			48,500	2,894,480
Schlumberger Limited (Energy, Energy Equipment & Services)			50,000	3,563,000
SPX Corporation (Industrials, Machinery)«			43,500	2,641,320
SunTrust Banks Incorporated (Financials, Commercial Banks)			67,000	1,584,550
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			109,500	2,982,780
The Home Depot Incorporated (Consumer Discretionary, Specialty Retail)			92,000	4,800,560
Visa Incorporated Class A (Information Technology, IT Services)«			26,767	3,454,817

				73,876,218

Total Common Stocks (Cost $129,751,830)				148,113,197

		Yield
Short-Term Investments : 16.29%

Investment Companies : 16.29%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	5,954,514	5,954,514
Wells Fargo Securities Lending Cash Investment, LLC (r)(v)(l)(u)		0.19	19,128,563	19,128,563

Total Short-Term Investments (Cost $25,083,077)				25,083,077

Total Investments in Securities (Cost $154,834,907)*	112.46%			173,196,274

Other Assets and Liabilities, Net	(12.46)			(19,194,343)

Total Net Assets	100.00%			$154,001,931

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $155,266,159 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,490,734
Gross unrealized depreciation	(8,560,619)

Net unrealized appreciation	$17,930,115

2

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$96,319,364	$51,793,833	$0	$148,113,197
Short-term investments
Investment companies	5,954,514	19,128,563	0	25,083,077

	$102,273,878	$70,922,396	$0	$173,196,274

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.89%

Consumer Discretionary : 17.53%

Auto Components : 1.54%
Dana Holding Corporation	109,500	$1,443,210

Automobiles : 1.51%
Thor Industries Incorporated «	49,500	1,422,135

Household Durables : 1.02%
Ethan Allen Interiors Incorporated «	46,500	959,295

Specialty Retail : 9.77%

Abercrombie & Fitch Company Class A	27,400	926,463
Aeropostale Incorporated †	80,500	1,587,460
Ascena Retail Group Incorporated †	80,500	1,476,370
DSW Incorporated Class A «	17,500	1,034,600
Group 1 Automotive Incorporated «	20,500	1,101,875
JoS. A. Bank Clothiers Incorporated «†	28,000	1,183,280
OfficeMax Incorporated «†	418,500	1,879,065

		9,189,113

Textiles, Apparel & Luxury Goods : 3.69%

Carter Incorporated «†	17,000	861,390
Jones Group Incorporated «	247,000	2,610,790

		3,472,180

Consumer Staples : 2.77%

Food Products : 2.77%

Flowers Foods Incorporated	21,500	459,455
J & J Snack Foods Corporation «	16,000	924,640
Ralcorp Holdings Incorporated	20,500	1,223,235

		2,607,330

Energy : 5.03%

Energy Equipment & Services : 3.56%

Dril-Quip Incorporated «†	16,000	1,172,960
Oceaneering International Incorporated	25,000	1,292,250
Tetra Technologies Incorporated «†	127,000	880,110

		3,345,320

Oil, Gas & Consumable Fuels : 1.47%
Oasis Petroleum Incorporated «†	53,000	1,387,540

Financials : 23.39%

Capital Markets : 6.15%

E*TRADE Financial Corporation †	219,000	1,670,970
Eaton Vance Corporation «	69,500	1,843,835
Janus Capital Group Incorporated «	126,000	910,980
Stifel Financial Corporation «†	45,000	1,354,500

		5,780,285

Commercial Banks : 12.47%

Associated Banc-Corp «	150,500	1,879,745
Cathay General Bancorp «	158,350	2,563,687

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND

Security Name	Shares	Value
Commercial Banks (continued)

CVB Financial Corporation	114,700	$1,353,460
Glacier Bancorp Incorporated «	100,650	1,526,861
Hancock Holding Company «	67,500	2,057,400
Zions Bancorporation «	129,000	2,347,799

		11,728,952

Insurance : 2.85%

Horace Mann Educators Corporation	78,600	1,370,784
Stancorp Financial Group Incorporated «	44,000	1,309,440

		2,680,224

Real Estate Management & Development : 1.92%
Jones Lang LaSalle Incorporated	27,000	1,800,630

Health Care : 8.76%

Health Care Equipment & Supplies : 2.26%
Steris Corporation «	70,500	2,124,165

Health Care Providers & Services : 1.41%
AMN Healthcare Services Incorporated «†	227,000	1,325,680

Life Sciences Tools & Services : 5.09%

Bio-Rad Laboratories Incorporated †	14,000	1,346,940
Charles River Laboratories International Incorporated †	55,000	1,871,650
Covance Incorporated «†	33,500	1,572,490

		4,791,080

Industrials : 21.65%

Air Freight & Logistics : 0.69%
Forward Air Corporation «	19,500	652,470

Commercial Services & Supplies : 8.42%

ACCO Brands Corporation †	55,550	470,509
Kar Auction Services Incorporated †	174,000	2,785,740
Resources Connection Incorporated «	137,500	1,552,375
Schawk Incorporated «	74,500	847,810
School Specialty Incorporated «†	132,000	443,520
United Stationers Incorporated «	72,000	1,815,120

		7,915,074

Construction & Engineering : 2.98%

Emcor Group Incorporated «	50,500	1,329,665
Pike Electric Corporation †	172,400	1,477,468

		2,807,133

Machinery : 6.73%

IDEX Corporation	51,000	1,945,650
Trinity Industries Incorporated	57,500	1,610,000
Wabtec Corporation	21,800	1,726,124
Watts Water Technologies Incorporated «	31,000	1,042,840

		6,324,614

Marine : 0.26%
Kirby Corporation †	4,600	242,710

2

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Professional Services : 1.18%
Korn/Ferry International †	84,000	$1,105,440

Road & Rail : 1.39%
Landstar System Incorporated «	26,500	1,309,365

Information Technology : 13.43%

Communications Equipment : 1.57%
Plantronics Incorporated «	45,000	1,476,900

Computers & Peripherals : 4.01%
Avid Technology Incorporated «†	205,500	1,892,655
Electronics For Imaging Incorporated †	128,500	1,878,670

		3,771,325

Electronic Equipment, Instruments & Components : 2.47%
Jabil Circuit Incorporated «	107,000	2,321,900

Internet Software & Services : 2.03%
DealerTrack Holdings Incorporated «†	17,090	498,515
WebMD Health Corporation «†	96,000	1,412,160

		1,910,675

IT Services : 1.43%
DST Systems Incorporated	25,000	1,347,500

Semiconductors & Semiconductor Equipment : 1.92%
ATMI Incorporated «†	48,500	920,530
International Rectifier Corporation «†	51,850	883,524

		1,804,054

Materials : 1.67%

Construction Materials : 1.67%
Texas Industries Incorporated «	37,500	1,566,375

Telecommunication Services : 0.89%

Diversified Telecommunication Services : 0.89%
General Communication Incorporated Class A «†	88,500	835,440

Utilities : 1.77%
Electric Utilities : 1.77%
Westar Energy Incorporated	54,500	1,665,520

Total Common Stocks (Cost $88,097,197)		91,113,634

	Principal
Other : 0.22%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)	$784,320	211,766

Total Other (Cost $92,146)		211,766

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND

Security Name		Yield	Shares	Value
Short-Term Investments : 46.64%

Investment Companies : 46.64%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	3,596,897	$3,596,897
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	40,261,648	40,261,648
Total Short-Term Investments (Cost $43,858,545)				43,858,545

Total Investments in Securities (Cost $132,047,888)*	143.75%			135,183,945

Other Assets and Liabilities, Net	(43.75)			(41,142,154)

Total Net Assets	100.00%			$94,041,791

«	All or a portion of this security is on loan.
†	Non-income earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $134,494,654 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,046,218
Gross unrealized depreciation	(8,356,927)

Net unrealized appreciation	$689,291

4

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$91,113,634	$0	$0	$91,113,634
Other	0	0	211,766	211,766
Short-term investments
Investment companies	3,596,897	40,261,648	0	43,858,545

	$94,710,531	$40,261,648	$211,766	$135,183,945

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 87.86%

Consumer Discretionary : 15.19%

Distributors : 0.32%
LKQ Corporation †	56,800	$2,006,744

Hotels, Restaurants & Leisure : 5.08%

Bally Technologies Incorporated †	96,200	4,204,902
CEC Entertainment Incorporated	122,600	4,224,796
Churchill Downs Incorporated	25,900	1,433,306
Domino’s Pizza Incorporated	194,700	6,647,058
Home Inns & Hotels Management ADR †«	77,500	1,415,150
Pinnacle Entertainment Incorporated †«	250,600	2,719,010
Six Flags Entertainment Corporation	107,400	6,187,314
The Wendy’s Company	1,172,000	5,379,480

		32,211,016

Household Durables : 0.55%
Harman International Industries Incorporated	86,800	3,502,380

Media : 0.79%

Lamar Advertising Company Class A †«	122,200	3,708,770
Madison Square Garden Incorporated Class A †	36,300	1,315,875

		5,024,645

Multiline Retail : 1.28%
Big Lots Incorporated †	200,300	8,114,153

Specialty Retail : 6.50%

Asbury Automotive Group Incorporated †	129,200	3,379,872
Chico’s FAS Incorporated	305,100	4,674,132
Children’s Place Retail Stores Incorporated †«	100,900	5,125,720
Collective Brands Incorporated †	132,500	2,851,400
Express Incorporated †	152,500	2,455,250
Finish Line Incorporated Class A	393,300	8,212,104
Group 1 Automotive Incorporated	87,300	4,692,375
Men’s Wearhouse Incorporated	106,000	2,888,500
Rent-A-Center Incorporated	196,800	6,998,208

		41,277,561

Textiles, Apparel & Luxury Goods : 0.67%
Fifth & Pacific Companies Incorporated †	382,900	4,242,532

Consumer Staples : 2.17%

Food & Staples Retailing : 1.65%

Casey’s General Stores Incorporated	48,900	2,906,127
Harris Teeter Supermarkets Incorporated	183,600	7,590,024

		10,496,151

Personal Products : 0.52%
Elizabeth Arden Incorporated †	83,600	3,261,236

Energy : 4.30%

Energy Equipment & Services : 1.48%

Helix Energy Solutions Group Incorporated †«	185,600	3,318,528

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value
Energy Equipment & Services (continued)

Oil States International Incorporated †	84,000	$6,106,800

		9,425,328

Oil, Gas & Consumable Fuels : 2.82%

Carrizo Oil & Gas Incorporated †«	138,600	3,494,106
PDC Energy Incorporated †«	105,100	2,753,620
PetroQuest Energy Incorporated †«	587,400	3,236,574
SM Energy Company	96,900	4,563,021
Swift Energy Company †«	104,700	1,956,843
Teekay Corporation	61,300	1,883,749

		17,887,913

Financials : 14.27%

Capital Markets : 0.44%
Lazard Limited	103,500	2,778,975

Commercial Banks : 3.70%

Bank of Hawaii Corporation	68,000	3,176,280
FirstMerit Corporation	222,000	3,596,400
Lakeland Financial Corporation	89,700	2,308,878
MB Financial Incorporated «	146,600	2,959,854
Old National Bancorp «	258,400	3,162,816
Simmons First National Corporation «	114,400	2,670,096
SVB Financial Group †	50,500	2,919,405
Westamerica Bancorporation «	58,300	2,681,800

		23,475,529

Consumer Finance : 0.50%
Cash America International Incorporated «	82,600	3,165,232

Diversified Financial Services : 0.61%
Compass Diversified Holdings	279,900	3,868,218

Insurance : 3.70%

Alterra Capital Holdings Limited «	310,316	7,221,053
Amerisafe Incorporated †	58,200	1,452,963
Brown & Brown Incorporated	198,700	5,015,188
Infinity Property & Casualty Corporation	40,600	2,347,086
Primerica Incorporated	127,200	3,481,464
Reinsurance Group of America Incorporated	71,400	3,974,838

		23,492,592

Real Estate Management & Development : 0.45%
Altisource Portfolio Solutions SA †	37,100	2,877,476

REITs : 4.15%

Colonial Properties Trust «	294,300	6,665,895
Equity Lifestyle Properties Incorporated	73,515	5,287,199
Health Care REIT Incorporated	12,508	778,373
Hudson Pacific Properties Incorporated	97,610	1,735,506
LaSalle Hotel Properties	66,242	1,739,515
MFA Mortgage Investments Incorporated	468,400	3,784,672
Mid-America Apartment Communities Incorporated	54,504	3,773,312
Redwood Trust Incorporated	199,574	2,572,509

		26,336,981

2

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Thrifts & Mortgage Finance : 0.72%
Ocwen Financial Corporation †	232,300	$4,590,248

Health Care : 11.70%

Biotechnology : 0.97%
Cepheid Incorporated †«	53,900	1,726,956
Lexicon Genetics Incorporated †«	1,020,800	2,470,336
Onyx Pharmaceuticals Incorporated †	26,500	1,986,705

		6,183,997

Health Care Equipment & Supplies : 4.53%
Cooper Companies Incorporated	94,300	7,097,018
Haemonetics Corporation †«	86,200	6,198,642
Masimo Corporation †«	208,800	4,677,120
Orthofix International NV †	36,100	1,480,461
Sirona Dental Systems Incorporated †	95,900	4,145,757
Unilife Corporation †	518,769	1,639,310
Volcano Corporation †	81,000	2,142,450
West Pharmaceutical Services Incorporated «	27,000	1,344,060

		28,724,818

Health Care Providers & Services : 3.02%
Brookdale Senior Living Incorporated †	247,400	4,072,204
Centene Corporation †«	25,500	970,020
HealthSouth Rehabilitation Corporation †	247,000	5,532,800
HMS Holdings Corporation †«	106,300	3,657,783
Lifepoint Hospitals Incorporated †	70,700	2,695,084
Myriad Genetics Incorporated †	89,900	2,234,015

		19,161,906

Health Care Technology : 0.27%

Medassets Incorporated †	129,400	1,706,786

Life Sciences Tools & Services : 1.97%
Fluidigm Corporation †	98,200	1,277,582
Parexel International Corporation †«	340,700	9,376,064
TECHNE Corporation	26,300	1,816,804

		12,470,450

Pharmaceuticals : 0.94%
Medicis Pharmaceutical Corporation Class A	69,500	2,287,940
Salix Pharmaceuticals Limited †	82,200	3,684,204

		5,972,144

Industrials : 15.01%

Aerospace & Defense : 0.55%

Hexcel Corporation †	151,000	3,516,790

Airlines : 0.86%

Spirit Airlines Incorporated †«	253,900	5,461,389

Commercial Services & Supplies : 5.24%
ABM Industries Incorporated	164,700	3,063,420
Healthcare Services Group «	127,400	2,762,032
Progressive Waste Solutions Limited	187,700	3,754,000
Standard Parking Corporation †	298,061	6,321,874
Stantec Incorporated	133,494	3,835,032

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Towers Watson & Company	68,600	$4,022,018
Waste Connections Incorporated	309,125	9,511,776

		33,270,152

Construction & Engineering : 1.03%
Dycom Industries Incorporated †	118,700	2,067,754
MYR Group Incorporated †	272,300	4,443,936

		6,511,690

Electrical Equipment : 2.53%
AZZ Incorporated	50,800	1,560,068
EnerSys †«	245,100	8,370,165
Regal-Beloit Corporation	45,200	2,909,524
Thermon Group Holdings Incorporated †	149,000	3,200,520

		16,040,277

Machinery : 1.58%
Enpro Industries Incorporated †«	171,600	5,915,052
IDEX Corporation	108,300	4,131,645

		10,046,697

Road & Rail : 0.90%
Genesee & Wyoming Incorporated †	62,400	3,872,544
Swift Transportation Company †	221,500	1,838,450

		5,710,994

Trading Companies & Distributors : 2.32%
Applied Industrial Technologies Incorporated	219,300	8,149,188
MRC Global Incorporated †«	283,500	6,551,685

		14,700,873

Information Technology : 12.03%

Communications Equipment : 0.24%

JDS Uniphase Corporation †	157,000	1,544,880

Electronic Equipment, Instruments & Components : 0.69%
Electro Rent Corporation	42,900	719,004
FEI Company «	8,200	391,222
ScanSource Incorporated †	113,600	3,279,632

		4,389,858

Internet Software & Services : 1.26%
Allegiant Travel Company †«	37,900	2,693,174
ComScore Incorporated †«	65,700	1,011,780
Hawaiian Holdings Incorporated †«	500,800	3,190,096
Monster Worldwide Incorporated †	147,300	1,067,925

		7,962,975

IT Services : 1.64%
Gartner Incorporated †	9,100	403,949
Genpact Limited †	155,300	2,705,326
Sapient Corporation	539,900	5,377,404

4

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
IT Services (continued)
TNS Incorporated †	113,945	$1,929,089

		10,415,768

Office Electronics : 0.41%

Zebra Technologies Corporation †	75,200	2,597,408

Semiconductors & Semiconductor Equipment : 4.13%
Anadigics Incorporated †	1,187,600	1,508,252
Atmel Corporation †	554,700	3,250,542
Fairchild Semiconductor International Incorporated †	263,000	3,645,180
Hittite Microwave Corporation †«	59,900	3,035,133
Integrated Device Technology Incorporated †	609,200	3,070,368
MA-COM Technology Solutions Holdings Incorporated †	93,400	1,652,246
Monolithic Power Systems Incorporated †	76,500	1,482,570
Nanometrics Incorporated †	156,700	2,380,273
Standard Microsystems Corporation †	167,300	6,175,043

		26,199,607

Software : 3.66%
Ariba Incorporated †	49,500	2,199,285
Cadence Design Systems Incorporated †	326,600	3,991,052
Kenexa Corporation †	160,300	3,816,743
Netscout Systems Incorporated †	110,900	2,590,624
Parametric Technology Corporation †	426,200	9,180,348
Websense Incorporated †	98,500	1,478,485

		23,256,537

Materials : 8.25%

Chemicals : 3.32%
Cabot Corporation	155,600	6,068,400
Innophos Holdings Incorporated «	167,000	9,680,990
Minerals Technologies Incorporated	53,600	3,427,184
Quaker Chemical Corporation «	42,000	1,859,340

		21,035,914

Containers & Packaging : 2.56%
Packaging Corporation of America	254,000	7,820,660
Silgan Holdings Incorporated	145,100	5,979,571
Sonoco Products Company	81,200	2,461,172

		16,261,403

Metals & Mining : 1.84%
Kaiser Aluminum Corporation «	89,200	4,864,968
Pretium Resources Incorporated †	349,500	5,127,165
Suncoke Energy Incorporated †	105,900	1,694,400

		11,686,533

Paper & Forest Products : 0.53%

Kapstone Paper & Packaging Corporation †	201,700	3,390,577

Utilities : 4.94%

Electric Utilities : 3.39%
Cleco Corporation	206,300	9,027,688
IDACORP Incorporated	152,500	6,435,500

5

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name			Shares	Value
Electric Utilities (continued)
UNS Energy Corporation			148,500	$6,043,950

				21,507,138

Multi-Utilities : 1.55%
Northwestern Corporation			267,181	9,866,994

Total Common Stocks (Cost $483,175,381)				557,629,465

Investment Companies : 2.01%
iShares Russell 2000 Index ETF «			162,500	12,731,875

Total Investment Companies (Cost $13,192,287)				12,731,875

			Principal
Other : 0.10%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$2,352,488	635,172

Total Other (Cost $276,383)				635,172

Short-Term Investments : 21.27%

Investment Companies: 21.27%
		Yield	Shares
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	66,996,062	66,996,062
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	68,004,848	68,004,848

Total Short-Term Investments (Cost $135,000,910)				135,000,910

Total Investments in Securities (Cost $631,644,961)*	111.24%			705,997,422

Other Assets and Liabilities, Net	(11.24)			(71,346,079)

Total Net Assets	100.00%			$634,651,343

†	Non-income earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $638,244,880 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,271,908
Gross unrealized depreciation	(15,519,366)

Net unrealized appreciation	$67,752,542

6

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012 fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$557,629,465	$0	$0	$557,629,465
Investment companies	12,731,875	0	0	12,731,875
Other	0	0	635,172	635,172
Short-term investments
Investment companies	66,996,062	68,004,848	0	135,000,910

	$637,357,402	$68,004,848	$635,172	$705,997,422

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 94.21%

Consumer Discretionary : 4.56%

Auto Components : 0.15%
Gentex Corporation	335,300	$5,368,150

Automobiles : 0.07%
Winnebago Industries Incorporated †	236,800	2,398,784

Diversified Consumer Services : 0.36%

Cambium Learning Group Incorporated †	1,378,600	1,612,962
Corinthian Colleges Incorporated †**	5,489,200	11,088,184
Voyager Expanded Learning Incorporated †(a)(i)	1,649,100	0
		12,701,146

Hotels, Restaurants & Leisure : 1.79%

Denny’s Corporation †	3,223,932	14,056,344
Scientific Games Corporation Class A †	2,380,700	20,140,722
The Wendy’s Company	6,183,800	28,383,642
		62,580,708

Household Durables : 0.93%

Cavco Industries Incorporated †**	512,300	24,518,678
KB Home Incorporated	390,800	3,610,992
Skyline Corporation **	879,900	4,320,309
		32,449,979

Internet & Catalog Retail : 0.08%
dELiA*s Incorporated †**	1,928,000	2,930,560

Media : 0.45%
Discovery Communications Incorporated †	333,800	15,561,756

Multiline Retail : 0.21%
Saks Incorporated †	697,000	7,269,710

Specialty Retail : 0.52%

GameStop Corporation Class A	679,500	10,885,590
rue21 Incorporated †	298,500	7,355,040
		18,240,630

Consumer Staples : 0.68%

Personal Products : 0.68%
Prestige Brands Holdings Incorporated †	1,443,500	23,687,835

Energy : 26.09%

Energy Equipment & Services : 7.30%
Ensco plc Class A ADR	200,300	10,882,299
Helix Energy Solutions Group Incorporated †	1,181,300	21,121,644
Helmerich & Payne Incorporated #	651,100	30,276,150
ION Geophysical Corporation †	6,554,200	43,585,430
Key Energy Services Incorporated †	2,173,400	17,408,934
Newpark Resources Incorporated †**	7,260,100	49,586,483
Oceaneering International Incorporated #	556,300	28,755,147
Parker Drilling Company †	2,265,100	10,487,413
PHI Incorporated (non-voting) †	753,600	20,106,048
PHI Incorporated (voting) †**	145,792	3,739,565
Vantage Drilling Company †	3,586,300	5,630,491

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Security name	Shares	Value
Energy Equipment & Services (continued)
Willbros Group Incorporated †	2,047,900	$14,028,115
		255,607,719

Oil, Gas & Consumable Fuels : 18.79%

Forest Oil Corporation †	1,106,600	7,580,210
InterOil Corporation †**	4,497,400	385,157,336
Lone Pine Resources Incorporated †	560,100	1,243,422
McMoRan Exploration Company †#	6,518,500	85,131,610
Newfield Exploration Company †	271,700	8,295,001
PetroQuest Energy Incorporated †	329,100	1,813,341
Pioneer Natural Resources Company	72,300	6,407,949
Plains Exploration & Product Company †	160,700	6,421,572
Range Resources Corporation #	1,557,800	97,518,280
Trilogy Energy Corporation	2,409,500	58,360,428
		657,929,149

Financials : 16.79%

Commercial Banks : 3.03%

Ameris Bancorp †	368,600	4,401,084
Associated Banc-Corp	436,000	5,445,640
Bancorp Incorporated †	1,375,500	12,860,925
BBCN Bancorp Incorporated †	812,200	9,210,348
CenterState Banks Incorporated	1,190,600	9,227,150
City National Corporation	284,200	14,005,376
First Horizon National Corporation	1,428,300	11,754,909
First Niagara Financial Group Incorporated	1,709,500	12,958,010
IBERIABANK Corporation	332,300	15,561,609
Park Sterling Corporation †	963,200	4,421,088
Sandy Spring Bancorp Incorporated	220,816	3,932,733
Western Liberty Bancorp †**	814,300	2,353,327
		106,132,199

Diversified Financial Services : 0.38%
NBH Holdings Corporation †(a)144A	753,000	13,365,750

Insurance : 3.02%

Argo Group International Holdings Limited **	2,092,400	61,537,484
Hilltop Holdings Incorporated †	1,812,400	19,048,324
Mercury General Corporation	413,600	14,980,592
OneBeacon Insurance Group Limited	811,500	10,297,935
		105,864,335

REITs : 10.24%

Anworth Mortgage Asset Corporation	2,288,800	15,197,632
Capstead Mortgage Corporation	2,989,800	42,096,384
Chimera Investment Corporation	40,164,200	86,754,672
Crexus Investment Corporation **	4,087,000	42,831,760
Hatteras Financial Corporation	814,700	23,829,975
Invesco Mortgage Capital Incorporated	2,656,100	52,564,219
MFA Mortgage Investments Incorporated	4,583,600	37,035,488
Redwood Trust Incorporated	2,001,800	25,803,202
Sun Communities Incorporated	693,300	32,300,847
		358,414,179

Thrifts & Mortgage Finance : 0.12%
Northwest Bancshares Incorporated	354,400	4,128,760

2

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care : 7.50%

Health Care Equipment & Supplies : 3.86%

Hill-Rom Holdings Incorporated	243,700	$6,372,755
Hologic Incorporated †	714,900	13,239,948
Invacare Corporation	372,900	5,254,161
Orasure Technologies Incorporated †#**	7,032,400	74,613,764
Symmetry Medical Incorporated †	1,236,500	9,582,875
Thoratec Corporation †	453,000	15,542,430
Varian Medical Systems Incorporated †	195,600	10,675,848

		135,281,781

Health Care Providers & Services : 1.79%

Amedisys Incorporated †	1,304,600	15,903,074
Community Health Systems Incorporated †	333,100	8,197,591
Cross Country Healthcare Incorporated †**	2,155,800	9,830,448
Gentiva Health Services Incorporated †**	2,482,500	16,533,450
Healthways Incorporated †	1,107,200	12,411,712

		62,876,275

Health Care Technology : 0.57%

Allscripts Healthcare Solutions Incorporated †	1,204,000	11,076,800
Medidata Solutions Incorporated †	247,400	8,760,434

		19,837,234

Life Sciences Tools & Services : 1.28%

Accelrys Incorporated †	1,780,200	14,455,224
Nordion Incorporated	1,453,600	13,736,520
Parexel International Corporation †	603,300	16,602,816

		44,794,560

Industrials : 13.04%

Airlines : 4.46%

Alaska Air Group Incorporated †	910,300	31,723,955
Delta Air Lines Incorporated †	5,024,600	48,487,390
Lan Airlines SA ADR	278,900	6,858,151
United Continental Holdings Incorporated †	3,667,000	69,269,630

		156,339,126

Commercial Services & Supplies : 4.75%

ABM Industries Incorporated	1,925,600	35,816,160
ACCO Brands Corporation †	3,472,700	29,413,769
GEO Group Incorporated †	2,718,800	62,858,656
Healthcare Services Group	929,900	20,160,232
Hill International Incorporated †**	2,602,800	10,124,892
Kforce Incorporated †	518,200	5,995,574
Verisk Analytics Incorporated Class A †	38,000	1,909,500

		166,278,783

Construction & Engineering : 2.63%

Chicago Bridge & Iron Company NV #	2,140,800	76,512,192
Primoris Services Corporation	1,271,500	15,703,025

		92,215,217

Electrical Equipment : 0.79%

GrafTech International Limited †	2,007,000	20,973,150

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Security name	Shares	Value
Electrical Equipment (continued)
Polypore International Incorporated †#	177,200	$6,584,752
		27,557,902

Road & Rail : 0.20%
Covenant Transport Incorporated Class A †**	1,408,800	7,001,736

Trading Companies & Distributors : 0.21%
Applied Industrial Technologies Incorporated	195,600	7,268,496

Information Technology : 7.82%

Communications Equipment : 0.96%

Brocade Communications Systems Incorporated †	3,761,800	18,696,146
Harmonic Incorporated †	2,993,800	12,693,712
MRV Communications Incorporated	3,451,100	2,008,540
		33,398,398

Computers & Peripherals : 2.16%

Cray Incorporated †**	3,468,755	43,116,625
Intermec Incorporated †**	3,554,600	21,398,692
Quantum Corporation †	7,528,300	11,141,884
		75,657,201

Electronic Equipment, Instruments & Components : 4.14%

Checkpoint Systems Incorporated †	1,188,400	9,138,796
Cognex Corporation	718,200	24,275,160
Coherent Incorporated †	889,400	43,429,402
OSI Systems Incorporated †	727,340	46,942,524
Power One Incorporated †	4,196,300	20,981,500
		144,767,382

Internet Software & Services : 0.34%
Monster Worldwide Incorporated †	1,660,300	12,037,175

Office Electronics : 0.22%
Zebra Technologies Corporation †	226,000	7,806,040

Materials : 16.61%

Chemicals : 0.45%
Calgon Carbon Corporation †	1,142,500	15,812,200

Containers & Packaging : 0.69%
Intertape Polymer Group Incorporated †	2,863,100	24,250,457

Metals & Mining : 15.09%

Agnico-Eagle Mines Limited	1,440,400	63,132,732
Carpenter Technology Corporation #	864,500	41,374,970
Eldorado Gold Corporation	1,495,900	16,170,679
Great Basin Gold Limited †	7,035,500	4,150,945
Harry Winston Diamond Corporation †	498,800	6,494,376
Petaquilla Minerals Limited †	1,990,700	756,466
Randgold Resources Limited ADR	2,703,700	241,927,076
Royal Gold Incorporated	717,300	54,285,264
Sandstorm Gold Limited †(i)	2,483,910	22,415,498
Silver Standard Resources Incorporated †	1,784,500	22,823,755
Steel Dynamics Incorporated	2,325,700	29,978,273
United States Steel Corporation	616,100	12,722,465

4

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Metals & Mining (continued)

Webco Industries Incorporated †**(a)(i)	89,600	$12,096,000

		528,328,499

Paper & Forest Products : 0.38%
Wausau Paper Corporation	1,569,300	13,323,357

Telecommunication Services : 1.12%

Diversified Telecommunication Services : 1.12%
Cincinnati Bell Incorporated †**	10,146,300	39,063,255

Total Common Stocks (Cost $2,630,156,336)		3,298,526,423

Investment Companies : 1.06%
KBW Regional Banking ETF	212,200	5,710,302
Market Vectors Gold Miners ETF	736,135	31,491,855

Total Investment Companies (Cost $30,212,367)		37,202,157

			Expiration date
Warrants : 0.01%

Materials : 0.01%

Metals & Mining : 0.01%
Sandstorm Gold Limited †(i)			10/19/2015	470,263	436,102

Total Warrants (Cost $0)					436,102

		Yield
Short-Term Investments : 4.58%

Investment Companies : 4.58%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%		160,511,888	160,511,888

Total Short-Term Investments (Cost $160,511,888)					160,511,888

Total Investments in Securities (Cost $2,820,880,591)*	99.86%				3,496,676,570

Other Assets and Liabilities, Net	0.14				4,760,217

Total Net Assets	100.00%				$3,501,436,787

†	Non-income-earning security
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,872,933,010 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,060,196,094
Gross unrealized depreciation	(436,452,534)

Net unrealized appreciation	$623,743,560

5

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$3,273,064,673	$12,096,000	$13,365,750	$3,298,526,423
Investment companies	37,202,157	0	0	37,202,157
Warrants	0	436,102	0	436,102
Short-term investments
Investment companies	160,511,888	0	0	160,511,888

	$3,470,778,718	$12,532,102	$13,365,750	$3,496,676,570

As of July 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(440,270)	$0	$(440,270)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities	Realized Gains (Losses)
Argo Group International Holdings Limited	1,907,100	191,200	5,900	2,092,400	$61,537,484	$716,388	$(110,305)
Cavco Industries Incorporated	390,000	136,533	14,233	512,300	24,518,678	0	87,668
Cincinnati Bell Incorporated	9,896,900	919,300	669,900	10,146,300	39,063,255	0	(991,743)
Corinthian Colleges Incorporated	5,293,600	1,197,400	1,001,800	5,489,200	11,088,184	0	(333,924)
Covenant Transport Incorporated Class A	1,374,000	34,800	0	1,408,800	7,001,736	0	0
Cray Incorporated	4,114,100	48,900	694,245	3,468,755	43,116,625	0	(1,770,501)
Crexus Investment Corporation	4,253,200	0	166,200	4,087,000	42,831,760	3,745,735	(795,148)
Cross Country Healthcare Incorporated	2,091,800	64,000	0	2,155,800	9,830,448	0	0
dELiA*s Incorporated	1,870,800	70,000	12,800	1,928,000	2,930,560	0	(5,390)
Gentiva Health Services Incorporated	1,745,200	737,300	0	2,482,500	16,533,450	0	0
Hill International Incorporated	2,522,700	94,916	14,816	2,602,800	10,124,892	0	(18,747)
Intermec Incorporated	3,381,300	199,400	26,100	3,554,600	21,398,692	0	(484,602)
InterOil Corporation	4,785,900	178,100	466,600	4,497,400	385,157,336	0	(865,948)
Newpark Resources Incorporated	7,303,600	141,500	185,000	7,260,100	49,586,483	0	206,221
Orasure Technologies Incorporated	5,712,000	1,346,700	26,300	7,032,400	74,613,764	0	(25,563)
PHI Incorporated (voting)	128,192	17,600	0	145,792	3,739,565	0	0
Skyline Corporation	683,800	196,100	0	879,900	4,320,309	0	0
Webco Industries Incorporated	89,457	143	0	89,600	12,096,000	0	0
Western Liberty Bancorp	818,800	0	4,500	814,300	2,353,327	0	(31,555)

					$821,842,548	$4,462,123	$(5,139,537)

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into written options for economic hedging purposes.

During the nine months ended July 31, 2012, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2011	3,600	$1,417,710
Options written	49,866	11,310,598
Options expired	(5,359)	(1,098,380)
Options terminated in closing purchase transactions	(44,514)	(11,087,768)
Options exercised	(521)	(101,585)

Options outstanding at July 31, 2012	3,072	$440,575

Open call options written at July 31, 2012 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
August 2012	Chicago Bridge & Iron Company NV	50	$35	$(5,350)
August 2012	Helmerich & Payne Incorporated	50	45	(12,000)
August 2012	McMoRan Exploration Company	500	15	(14,000)
August 2012	McMoRan Exploration Company	1,000	13	(95,000)
August 2012	Oceaneering International Incorporated	100	50	(21,500)
August 2012	Orasure Technologies Incorporated	222	13	(2,220)
August 2012	Polypore International Incorporated	400	35	(140,000)
August 2012	Polypore International Incorporated	300	38	(60,000)
August 2012	Range Resources Corporation	100	65	(13,000)
August 2012	Range Resources Corporation	100	63	(22,500)
September 2012	Carpenter Technology Corporation	100	50	(19,000)
September 2012	Polypore International Incorporated	100	40	(17,200)
October 2012	Oceaneering International Incorporated	50	50	(18,500)

As of July 31, 2012, the Fund had outstanding written call options with total premiums received that averaged $1,168,399 during the nine months ended July 31, 2012.

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 97.45%

Consumer Discretionary : 6.24%

Auto Components : 1.21%

Gentex Corporation	165,900	$2,656,059

Automobiles : 0.04%

Winnebago Industries Incorporated †	7,300	73,949

Hotels, Restaurants & Leisure : 1.18%

Century Casinos Incorporated †	850,000	2,320,500
Empire Resorts Incorporated †	171,750	279,952

		2,600,452

Household Durables : 1.33%

Cavco Industries Incorporated †	61,000	2,919,460

Leisure Equipment & Products : 0.79%

Black Diamond Incorporated †	176,900	1,740,696

Media : 1.57%

Entravision Communications Corporation Class A	657,900	815,796
Interpublic Group of Companies Incorporated	134,400	1,326,528
Outdoor Channel Holdings Incorporated	188,600	1,308,884

		3,451,208

Specialty Retail : 0.12%

Bakers Footwear Group Incorporated †**	523,400	261,700

Consumer Staples : 0.42%

Household Products : 0.42%

WD-40 Company	19,300	927,365

Energy : 21.97%

Energy Equipment & Services : 3.86%

Helix Energy Solutions Group Incorporated †	130,350	2,330,658
Helmerich & Payne Incorporated	15,595	725,168
Key Energy Services Incorporated †	91,480	732,755
Newpark Resources Incorporated †	468,176	3,197,642
Willbros Group Incorporated †	217,700	1,491,245

		8,477,468

Oil, Gas & Consumable Fuels : 18.11%

Canadian Natural Resources Limited	80,600	2,196,350
Energy XXI (Bermuda) Limited	6,000	187,080
Gulfport Energy Corporation †	43,500	896,100
InterOil Corporation †	240,600	20,604,984
James River Coal Company †	167,300	383,117
McMoRan Exploration Company †	409,935	5,353,751
Penn West Petroleum Limited	37,935	516,295
Pioneer Natural Resources Company	4,600	407,698
Range Resources Corporation	69,000	4,319,400
Triangle Petroleum Corporation †	221,678	1,239,180
Trilogy Energy Corporation	153,000	3,705,808

		39,809,763

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Security Name	Shares	Value
Financials : 17.52%

Capital Markets : 0.62%
Artio Global Investos Incorporated	419,400	$1,354,662

Commercial Banks : 5.19%
1st United Bancorp Incorporated †	173,100	1,026,483
American River Bankshares †	139,100	940,316
Bancorp Incorporated †	86,412	807,952
BBCN Bancorp Incorporated †	26,806	303,980
First Niagara Financial Group Incorporated	106,400	806,512
IBERIABANK Corporation	19,298	903,725
Midsouth Bancorp Incorporated	53,093	756,575
Pacific Premier Bancorp Incorporated †	256,900	2,288,979
Sierra Bancorp	143,700	1,534,716
Sterling Bancorp	74,200	711,578
Univest Corporation of Pennsylvania	30,300	482,073
Washington Banking Company	48,000	671,040
Western Liberty Bancorp †	63,972	184,879

		11,418,808

Insurance : 3.17%
Argo Group International Holdings Limited	137,800	4,052,698
First Acceptance Corporation †	675,000	830,250
Hilltop Holdings Incorporated †	108,186	1,137,035
Mercury General Corporation	26,125	946,248

		6,966,231

Real Estate Management & Development : 0.30%
Kennedy Wilson Holdings Incorporated	49,050	671,004

REITs : 8.12%
Capstead Mortgage Corporation	131,500	1,851,520
Chimera Investment Corporation	2,337,600	5,049,216
Hatteras Financial Corporation	50,724	1,483,677
MFA Mortgage Investments Incorporated	122,120	986,730
Origen Financial Incorporated	786,190	1,084,942
Redwood Trust Incorporated	133,941	1,726,499
Sun Communities Incorporated	42,534	1,981,659
UMH Properties Incorporated	329,400	3,682,692

		17,846,935

Thrifts & Mortgage Finance : 0.12%
Northwest Bancshares Incorporated	22,200	258,630

Health Care : 8.36%

Biotechnology : 1.44%
Amarin Corporation plc ADR †	96,600	1,131,186
Discovery Laboratories Incorporated †	803,800	2,033,614

		3,164,800

Health Care Equipment & Supplies : 3.75%
Allied Healthcare Products Incorporated †	400,600	1,135,701
EnteroMedics Incorporated †	408,700	1,356,884
Orasure Technologies Incorporated †	463,290	4,915,507
Stryker Corporation	15,990	831,960

		8,240,052

2

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care Providers & Services : 0.96%
Cross Country Healthcare Incorporated †	155,700	$709,992
Ensign Group Incorporated	50,300	1,410,915

		2,120,907

Health Care Technology : 2.21%
Computer Programs & Systems Incorporated	44,950	2,225,025
Merge Healthcare Incorporated †	435,300	1,288,488
Omnicell Incorporated †	102,800	1,341,540

		4,855,053

Industrials : 12.93%

Aerospace & Defense : 0.85%
Orbital Sciences Corporation †	142,670	1,868,977

Airlines : 0.76%
JetBlue Airways Corporation †	304,200	1,676,142

Building Products : 0.52%
Patrick Industries Incorporated †	97,600	1,136,064

Commercial Services & Supplies : 6.54%
ABM Industries Incorporated	124,298	2,311,943
ACCO Brands Corporation †	226,900	1,921,843
Avery Dennison Corporation	95,800	2,949,682
Cintas Corporation	11,350	449,800
GEO Group Incorporated †	172,762	3,994,257
Healthcare Services Group	58,423	1,266,611
Standard Parking Corporation †	70,100	1,486,821

		14,380,957

Construction & Engineering : 1.95%
Integrated Electrical Services Incorporated †	269,500	773,465
Primoris Services Corporation	284,450	3,512,958

		4,286,423

Machinery : 1.11%
Actuant Corporation Class A	42,100	1,198,166
Kennametal Incorporated	33,700	1,243,530

		2,441,696

Professional Services : 1.20%
Hill International Incorporated †	640,378	2,491,070
Verisk Analytics Incorporated Class A †	2,725	136,931

		2,628,001

Information Technology : 10.20%

Communications Equipment : 1.57%
Brocade Communications Systems Incorporated †	191,200	950,264
MRV Communications Incorporated	225,650	131,328
Sandvine Corporation †	2,047,920	2,367,396

		3,448,988

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Security Name	Shares	Value
Computers & Peripherals : 2.06%
Cray Incorporated †	217,818	$2,707,478
Intermec Incorporated †	302,484	1,820,954

		4,528,432

Electronic Equipment, Instruments & Components : 1.27%
Evans & Sutherland Computer Corporation †**	616,000	30,800
GSI Group Incorporated †	142,517	1,467,925
Power One Incorporated †	260,325	1,301,625

		2,800,350

IT Services : 2.15%
Henry Jack & Associates Incorporated	11,600	402,868
Official Payments Holdings Incorporated †	667,200	2,648,784
Western Union Company	95,870	1,671,014

		4,722,666

Semiconductors & Semiconductor Equipment : 2.70%
Advanced Micro Devices Incorporated †	257,600	1,045,856
FormFactor Incorporated †	368,900	2,257,668
Micron Technology Incorporated †	424,400	2,635,524

		5,939,048

Software : 0.45%
Accelrys Incorporated †	121,360	985,443

Materials : 18.73%

Containers & Packaging : 0.70%
Intertape Polymer Group Incorporated †	180,230	1,526,548

Metals & Mining : 18.03%
Agnico-Eagle Mines Limited	69,800	3,059,334
Endeavour Mining Corporation †	604,144	1,421,728
Goldcorp Incorporated	51,000	1,838,040
Goldgroup Mining Incorporated †	753,600	383,244
Goldgroup Mining Incorporated - Legend Shares †	1,041,000	539,782
Lucara Diamond Corporation †	1,249,800	692,389
McEwen Mining Incorporated †	1,044,295	3,122,442
Newmont Mining Corporation	56,000	2,490,320
Petaquilla Minerals Limited †	204,200	77,596
Randgold Resources Limited ADR	150,800	13,493,584
Rockwell Diamonds Incorporated †(a)	283,000	95,931
Rockwell Diamonds Incorporated - Canada Exchange †	186,750	63,315
Rockwell Diamonds Incorporated - Legend Shares †(i) 144A	1,172,000	397,348
Royal Gold Incorporated	45,125	3,415,060
San Gold Corporation †	529,020	478,869
Sandstorm Gold Limited †	578,020	5,216,215
Sandstorm Metals & Energy Limited †	525,433	141,464
Silver Standard Resources Incorporated †	132,468	1,694,266
United States Steel Corporation	48,885	1,009,475

		39,630,402

Telecommunication Services : 1.08%

Diversified Telecommunication Services : 1.08%
Cincinnati Bell Incorporated †	615,000	2,367,750

4

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name				Shares	Value
Total Common Stocks (Cost $180,769,625)					$214,183,089

Investment Companies : 1.73%
KBW Regional Banking ETF				7,996	215,172
Market Vectors Junior Gold Miners ETF				186,989	3,593,929

Total Investment Companies (Cost $5,073,843)					3,809,101

			Expiration Date
Warrants : 0.73%

Health Care : 0.24%

Health Care Equipment & Supplies : 0.24%
EnteroMedics Incorporated †(a)(i)			05/14/2016	270,908	496,872
EnteroMedics Incorporated †(a)(i)			09/28/2016	13,680	27,829
					524,701

Materials : 0.49%

Metals & Mining : 0.49%
Sandstorm Gold Limited †			04/23/2014	904,067	1,081,797

Total Warrants (Cost $15,993)					1,606,498

Short-Term Investments : 0.02%
		Yield
Investment Companies : 0.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%		42,951	42,951

Total Short-Term Investments (Cost $42,951)					42,951

Total Investments in Securities (Cost $185,902,412)*	99.93%				219,641,639
Other Assets and Liabilities, Net	0.07				144,845

Total Net Assets	100.00%				$219,786,484

†	Non-income earning security
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $194,376,498 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$55,246,977
Gross unrealized depreciation	(29,981,836)

Net unrealized appreciation	$25,265,141

5

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On July 31, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$214,087,158	$95,931	$0	$214,183,089
Investment companies	3,809,101	0	0	3,809,101
Warrants	0	1,606,498	0	1,606,498
Short-term investments
Investment companies	42,951	0	0	42,951

	$217,939,210	$1,702,429	$0	$219,641,639

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities	Realized Gains (Losses)
Bakers Footwear Group Incorporated	509,735	23,665	10,000	523,400	$261,700	$0	$(18,195)
Evans & Sutherland Computer Corporation	588,690	35,510	8,200	616,000	30,800	0	(39,073)

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into written options for hedging purposes.

During the nine months ended July 31, 20212, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2011	0	$0
Options written	100	15,250
Options expired	(50)	(8,900)
Options terminated in closing purchase transactions	(50)	(6,350)
Options exercised	0	0

Options outstanding at July 31, 2012	0	$0

As of July 31, 2012, the Fund did not have any open written options but had total premiums received that averaged $1,656 during the nine months ended July 31, 2012.

Wells Fargo Advantage Special Small Cap Value Fund	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 92.61%

Consumer Discretionary : 14.56%

Auto Components : 0.83%
Lear Corporation	63,100	$2,243,205
Modine Manufacturing Company †	547,498	3,673,712

		5,916,917

Automobiles : 0.44%
Thor Industries Incorporated «	108,100	3,105,713

Diversified Consumer Services : 4.25%
Hillenbrand Incorporated	462,702	8,000,118
Matthews International Corporation Class A «	406,947	11,801,463
Steel Excel Incorporated †	377,159	10,334,157

		30,135,738

Hotels, Restaurants & Leisure : 1.56%
Denny’s Corporation †«	2,279,044	9,936,632
Ruby Tuesday Incorporated †«	173,300	1,110,853

		11,047,485

Household Durables : 3.36%
Blyth Incorporated	334,820	11,477,630
Cavco Industries Incorporated †	99,567	4,765,277
Dixie Group Incorporated †**	704,877	2,438,874
Furniture Brands International Incorporated †«	583,862	642,248
La-Z-Boy Incorporated †«	378,612	4,528,200

		23,852,229

Media : 0.72%
AH Belo Corporation **	1,165,260	4,824,176
Dex One Corporation †«	243,493	267,842

		5,092,018

Specialty Retail : 1.10%
Christopher & Banks Corporation	808,045	1,761,538
Guess? Incorporated	117,900	3,548,790
The Men’s Wearhouse Incorporated	92,200	2,512,450

		7,822,778

Textiles, Apparel & Luxury Goods : 2.30%
Delta Apparel Incorporated †«	277,939	3,891,146
Kenneth Cole Productions Incorporated Class A †	505,568	7,603,743
Maidenform Brands Incorporated †«	230,900	4,867,372

		16,362,261

Consumer Staples : 2.69%

Food Products : 0.43%
Seneca Foods Corporation Class A †«	122,597	3,025,694

Household Products : 2.26%
Central Garden & Pet Company †	186,192	1,999,702
Central Garden & Pet Company Class A †	157,802	1,802,099
Spectrum Brands Holdings Incorporated †	120,049	4,421,405

1

Wells Fargo Advantage Special Small Cap Value Fund	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Household Products (continued)
WD-40 Company «	163,236	$7,843,490

		16,066,696

Energy : 6.07%

Energy Equipment & Services : 0.75%
Cal Dive International Incorporated †«	464,617	752,680
Carbo Ceramics Incorporated «	71,200	4,569,616

		5,322,296

Oil, Gas & Consumable Fuels : 5.32%
Bill Barrett Corporation †«	546,900	11,517,714
Comstock Resources Incorporated †«	574,263	9,291,575
Stone Energy Corporation †	270,371	7,099,942
Swift Energy Company †«	527,047	9,850,508

		37,759,739

Financials : 15.60%

Capital Markets : 2.90%
CIFC Corporation †«	253,585	1,858,778
Investment Technology Group Incorporated †«	594,251	4,920,398
Knight Capital Group Incorporated Class A †«	666,300	6,882,879
Westwood Holdings Group Incorporated «	186,312	6,940,122

		20,602,177

Commercial Banks : 6.54%
First Citizens BancShares Incorporated	184,756	30,353,563
First Niagara Financial Group Incorporated	505,250	3,829,795
UMB Financial Corporation «	253,661	12,190,948

		46,374,306

Consumer Finance : 0.11%
Regional Management Corporation †«	52,915	798,487

Insurance : 5.44%
Brown & Brown Incorporated	202,300	5,106,052
Endurance Specialty Holdings Limited	255,400	8,854,718
Fortegra Financial Corporation †	289,220	2,290,622
Platinum Underwriters Holdings Limited «	154,900	5,889,298
Stewart Information Services Corporation	613,874	10,478,829
Validus Holdings Limited	183,561	5,971,239

		38,590,758

Thrifts & Mortgage Finance : 0.61%
Provident New York Bancorp	522,616	4,316,808

Health Care : 8.24%

Health Care Equipment & Supplies : 3.90%
ArthroCare Corporation †	96,800	2,863,344
Haemonetics Corporation †«	92,400	6,644,484
Hill-Rom Holdings Incorporated	152,400	3,985,260
ICU Medical Incorporated †«	99,703	5,317,161
Steris Corporation «	117,400	3,537,262

2

Wells Fargo Advantage Special Small Cap Value Fund	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)

West Pharmaceutical Services Incorporated «	107,800	$5,366,284

		27,713,795

Health Care Providers & Services : 1.09%

Owens & Minor Incorporated «	119,200	3,362,632
Patterson Companies Incorporated «	127,700	4,354,570

		7,717,202

Health Care Technology : 0.45%

Omnicell Incorporated †	243,000	3,171,150

Life Sciences Tools & Services : 1.82%

Bio-Rad Laboratories Incorporated †	68,100	6,551,901
Cambrex Corporation †«	692,048	6,387,603

		12,939,504

Pharmaceuticals : 0.98%

Impax Laboratories Incorporated †	202,400	4,497,328
Lannett Company Incorporated †«	516,085	2,441,082

		6,938,410

Industrials : 17.32%

Aerospace & Defense : 0.09%

Ceradyne Incorporated «	30,000	660,000

Air Freight & Logistics : 0.96%

Forward Air Corporation «	203,800	6,819,148

Building Products : 3.11%

Quanex Building Products Corporation	681,999	11,525,783
Simpson Manufacturing Company Incorporated «	435,100	10,546,824

		22,072,607

Commercial Services & Supplies : 3.36%

Courier Corporation	315,772	3,511,385
FTI Consulting Incorporated †«	232,200	5,928,066
Sykes Enterprises Incorporated †	370,900	5,485,611
Viad Corporation «	512,144	8,875,456

		23,800,518

Electrical Equipment : 1.75%

Franklin Electric Company Incorporated «	190,191	10,728,674
Polypore International Incorporated †«	45,900	1,705,644

		12,434,318

Machinery : 5.93%

Commercial Vehicle Group Incorporated †	335,770	2,588,787
Douglas Dynamics Incorporated «	342,448	4,578,530
Gardner Denver Incorporated	142,800	8,136,744
John Bean Technologies Corporation	269,700	3,951,105
Kadant Incorporated †**	978,329	20,261,194
Mueller Industries Incorporated	59,600	2,540,748

		42,057,108

3

Wells Fargo Advantage Special Small Cap Value Fund	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Shares	Value
Professional Services : 1.55%

Heidrick & Struggles International Incorporated	408,200	$5,461,716
Korn/Ferry International †	419,300	5,517,988

		10,979,704

Road & Rail : 0.57%

Arkansas Best Corporation	296,428	4,058,099

Information Technology : 19.24%

Communications Equipment : 1.54%

Aviat Networks Incorporated †	674,847	1,525,154
Black Box Corporation	174,100	4,638,024
Ixia Corporation †«	309,700	4,800,350

		10,963,528

Computers & Peripherals : 2.38%

Imation Corporation †**	2,685,221	14,956,681
Quantum Corporation †«	1,304,697	1,930,952

		16,887,633

Electronic Equipment, Instruments & Components : 4.05%

AVX Corporation	832,248	8,106,096
Celestica Incorporated †	355,800	2,718,312
Orbotech Limited †	751,588	6,012,704
Pulse Electronics Corporation «	1,249,538	2,261,664
Vishay Intertechnology Incorporated †«	974,300	9,616,341

		28,715,117

Internet Software & Services : 1.87%

EarthLink Incorporated	1,628,000	11,151,800
WebMD Health Corporation †«	141,704	2,084,466

		13,236,266

IT Services : 1.87%

CACI International Incorporated Class A †«	81,200	4,583,740
Global Payments Incorporated	127,800	5,472,396
TNS Incorporated †	191,274	3,238,269

		13,294,405

Semiconductors & Semiconductor Equipment : 4.20%

Advanced Energy Industries Incorporated †«	111,700	1,376,144
ATMI Incorporated †	642,745	12,199,300
DSP Group Incorporated †	813,964	4,704,712
Exar Corporation †«	543,863	4,024,586
Lattice Semiconductor Corporation †	2,022,581	7,503,776

		29,808,518

Software : 3.33%

ACI Worldwide Incorporated †	305,032	13,424,458
JDA Software Group Incorporated †«	151,900	4,493,202
Netscout Systems Incorporated †	99,200	2,317,312
Progress Software Corporation †«	173,200	3,367,008

		23,601,980

4

Wells Fargo Advantage Special Small Cap Value Fund	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name				Shares	Value
Materials : 6.32%

Chemicals : 1.48%
A. Schulman Incorporated				422,405	$9,233,773
American Pacific Corporation †				126,933	1,289,639

					10,523,412

Containers & Packaging : 0.15%
Plastec Technologies Limited †«(a)(i)				152,638	1,068,466

Metals & Mining : 0.60%
Aurizon Mines Limited †				957,460	4,260,697

Paper & Forest Products : 4.09%
Clearwater Paper Corporation †				183,594	6,469,853
Glatfelter Corporation «				106,080	1,687,733
Neenah Paper Incorporated «				393,968	10,581,980
Schweitzer Manduit International Incorporated				108,312	7,376,047
Wausau Paper Corporation «				340,100	2,887,448

					29,003,061

Utilities : 2.57%
Electric Utilities : 2.57%
ALLETE Incorporated «				440,252	18,252,848

Total Common Stocks (Cost $717,631,195)					657,169,594

			Expiration date
Warrants : 0.00%

Materials : 0.00%

Containers & Packaging : 0.00%
Plastec Technologies Limited †(a)(i)			11/14/2018	145,800	21,870

Total Warrants (Cost $0)					21,870

				Principal
Other : 0.32%
Gryphon Funding Limited, Pass-Through Entity (a)(i)				$8,401,648	2,268,445

Total Other (Cost $3,597,886)					2,268,445

Short-Term Investments : 21.03%

		Yield		Shares
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%		49,455,099	49,455,099
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19		99,796,413	99,796,413

Total Short-Term Investments (Cost $149,251,512)					149,251,512

Total Investments in Securities (Cost $870,480,593)	113.96%				808,711,421
Other Assets and Liabilities, Net	(13.96)				(99,088,754)

Total Net Assets*	100.00%				$709,622,667

†	Non-income-earning security
«	All or a portion of this security is on loan.

5

Wells Fargo Advantage Special Small Cap Value Fund	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
(l)	Investment in an affiliate
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $886,777,442 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$76,832,038
Gross unrealized depreciation	(154,898,059)

Net unrealized depreciation	$(78,066,021)

6

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$656,101,128	$0	$1,068,466	$657,169,594
Warrants	0	21,870	0	21,870
Other	0	0	2,268,445	2,268,445
Short-term investments
Investment companies	49,455,099	99,796,413	0	149,251,512

	$705,556,227	$99,818,283	$3,336,911	$808,711,421

Transfers in and transfers out are recognized at the end of the reporting period. For the nine month ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income From Affiliated Securities	Realized Gains (Losses)
AH Belo Corporation	995,660	169,600	0	1,165,260	$4,824,176	$190,073	$0
Dixie Group Incorporated	701,577	3,300	0	704,877	2,438,874	0	0
Imation Corporation	2,277,121	408,100	0	2,685,221	14,956,681	0	0
Kadant Incorporated	957,029	21,300	0	978,329	20,261,194	0	2,344
Kenneth Cole Productions Incorporated Class A	689,768	0	184,200	505,568	7,603,743	0	(2,533,495)

					$50,084,668	$190,073	$2,531,151

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.70%
Consumer Discretionary : 16.17%
Auto Components : 0.80%
Dana Holding Corporation	108,700	$1,432,666

Diversified Consumer Services : 0.94%
Sotheby’s Holdings Incorporated «	56,800	1,667,080

Hotels, Restaurants & Leisure : 2.25%
Gaylord Entertainment Company «†	68,300	2,510,025
Shuffle Master Incorporated †	102,300	1,494,603

		4,004,628

Household Durables : 1.11%
Sodastream International Limited «†	50,500	1,970,005

Internet & Catalog Retail : 2.46%
Shutterfly Incorporated «†	133,000	4,366,390

Leisure Equipment & Products : 1.22%
LeapFrog Enterprises Incorporated †	189,400	2,176,206

Media : 0.59%
Pandora Media Incorporated «†	106,600	1,052,142

Specialty Retail : 5.40%
Group 1 Automotive Incorporated «	28,700	1,542,625
Ulta Salon Cosmetics & Fragrance Incorporated	25,500	2,164,440
Vitamin Shoppe Incorporated †	69,638	3,824,519
Zumiez Incorporated «†	56,900	2,067,177

		9,598,761

Textiles, Apparel & Luxury Goods : 1.40%
Oxford Industries Incorporated	33,500	1,448,540
Vera Bradley Incorporated «†	45,500	1,036,945

		2,485,485

Consumer Staples : 1.04%
Personal Products : 1.04%
Elizabeth Arden Incorporated «†	47,500	1,852,975

Energy : 4.79%
Energy Equipment & Services : 2.55%
ION Geophysical Corporation «†	302,400	2,010,960
Key Energy Services Incorporated «†	175,600	1,406,556
Lufkin Industries Incorporated «	24,200	1,114,410

		4,531,926

Oil, Gas & Consumable Fuels : 2.24%
Berry Petroleum Company Class A «	60,600	2,304,012
Energy XXI Bermuda Limited	54,000	1,683,720

		3,987,732

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value
Financials : 4.80%

Capital Markets : 1.84%
Financial Engines Incorporated «†	173,900	$3,264,103

Diversified Financial Services : 2.96%

MarketAxess Holdings Incorporated	79,500	2,402,490
Portfolio Recovery Associates Incorporated «†	33,800	2,862,184

		5,264,674

Health Care : 20.37%

Biotechnology : 6.79%

Ariad Pharmaceuticals Incorporated «†	120,300	2,301,339
Cepheid Incorporated «†	70,900	2,271,636
Cubist Pharmaceuticals Incorporated †	65,100	2,803,206
Exact Sciences Corporation «†	251,100	2,573,775
Incyte Corporation «†	85,200	2,129,148

		12,079,104

Health Care Equipment & Supplies : 6.23%

DexCom Incorporated «†	303,137	3,337,538
NxStage Medical Incorporated †	152,100	2,289,105
STAAR Surgical Company †	6,884	35,384
Tornier NV «†	110,900	2,419,838
Volcano Corporation «†	112,877	2,985,597

		11,067,462

Health Care Providers & Services : 4.75%

Catamaran Corporation †	53,300	4,504,383
HMS Holdings Corporation «†	36,000	1,238,760
IPC The Hospitalist Company †	63,000	2,709,000

		8,452,143

Health Care Technology : 1.98%

Athena Health Incorporated «†	19,200	1,756,800
Vocera Communications Incorporated «†	65,642	1,761,831

		3,518,631

Pharmaceuticals : 0.62%
Akorn Incorporated «	80,400	1,099,068

Industrials : 17.80%

Aerospace & Defense : 3.20%

Hexcel Corporation «†	113,043	2,632,771
KEYW Holding Corporation «†	277,098	3,050,849

		5,683,620

Air Freight & Logistics : 2.17%

Atlas Air Worldwide Holdings Incorporated †	46,400	2,104,704
Forward Air Corporation	52,261	1,748,653

		3,853,357

Building Products : 0.46%
Gibraltar Industries Incorporated †	86,500	823,480

2

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies : 2.03%
InnerWorkings Incorporated «†	301,449	$3,614,374

Electrical Equipment : 4.19%

EnerSys Company †	90,700	3,097,405
Polypore International Incorporated «†	117,137	4,352,811

		7,450,216

Machinery : 4.29%

Barnes Group Incorporated «	125,200	2,987,272
RBC Bearings Incorporated «†	65,547	3,070,221
Titan International Incorporated «	75,552	1,561,660

		7,619,153

Professional Services : 0.02%
Sequenom Incorporated †	14,561	40,916

Trading Companies & Distributors : 1.44%
MSC Industrial Direct Company	37,300	2,563,629

Information Technology : 30.38%

Communications Equipment : 1.21%
Procera Networks Incorporated †	84,471	2,152,321

Electronic Equipment, Instruments & Components : 0.97%
Ciena Corporation «†	107,500	1,723,225

Internet Software & Services : 14.58%

Angie’s List Incorporated	125,934	1,637,142
Brightcove Incorporated †	96,328	1,426,618
Cogent Communications Group Incorporated †	136,400	2,519,308
ComScore Incorporated «†	50,922	784,199
Equinix Incorporated «†	28,654	5,105,570
LivePerson Incorporated †	137,342	2,568,295
LogMeIn Incorporated «†	77,700	1,472,415
Rackspace Hosting Incorporated †	36,000	1,579,680
SPS Commerce Incorporated †	64,209	2,077,161
Support.com Incorporated †	734,900	2,094,465
Vocus Incorporated †	151,908	2,628,008
Zillow Incorporated «†	53,600	2,018,576

		25,911,437

Semiconductors & Semiconductor Equipment : 5.91%

Cavium Incorporated «†	189,900	5,131,098
Mellanox Technologies «†	17,384	1,822,886
Power Integrations Incorporated «	44,800	1,578,752
Volterra Semiconductor Corporation «†	85,700	1,969,386

		10,502,122

Software : 7.71%

Concur Technologies Incorporated «†	79,578	5,374,698
Qlik Technologies Incorporated †	52,100	1,042,000
Sourcefire Incorporated «†	36,700	1,873,535
Tangoe Incorporated †	55,988	1,074,410
Ultimate Software Group Incorporated †	48,574	4,345,916

		13,710,559

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name			Shares	Value
Materials : 3.35%

Chemicals : 2.47%
Intrepid Potash Incorporated «†			151,838	$3,543,899
Rockwood Holdings Incorporated			19,252	851,323

				4,395,222

Metals & Mining : 0.88%
Materion Corporation			79,597	1,562,490

Total Common Stocks (Cost $143,751,475)				175,477,302

Short-Term Investments : 45.71%

Investment Companies : 45.71%
		Yield
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	1,531,832	1,531,832
Wells Fargo Securities Lending Cash Investments LLC, (l)(u)(r)(v)		0.19	79,741,881	79,741,881

Total Short-Term Investments (Cost $81,273,713)				81,273,713

Total Investments in Securities (Cost $225,025,188)*	144.41%			256,751,015

Other Assets and Liabilities, Net	(44.41)			(78,961,348)

Total Net Assets	100.00%			$177,789,667

«	All or a portion of this security is on loan.
†	Non-income earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $227,710,112 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,957,361
Gross unrealized depreciation	(8,916,458)

Net unrealized appreciation	$29,040,903

4

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$175,477,302	$0	$0	$175,477,302
Short-term investments
Investment companies	1,531,832	79,741,881	0	81,273,713

	$177,009,134	$79,741,881	$0	$256,751,015

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal

Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 24, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 24, 2012